UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4803
Oppenheimer Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2009

Item 1. Reports to Stockholders.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

March 31, 2009

Oppenheimer

Limited Term Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

"Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income."

— **Dan Loughran,** Senior Vice President and Senior Portfolio Manager, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	21.9%
Hospital/Health Care	10.5
Marine/Aviation Facilities	9.8
Single-Family Housing	8.9
Multifamily Housing	7.4
Electric Utilities	6.5
Industrial Conglomerates	5.8
Resource Recovery	3.9
Government Appropriation	3.1
Student Loans	2.6
Portfolio holdings are subject to change. Percentages are as of March 31, 2009, and are based on total assets.

Credit Allocation

AAA	16.6%
AA	18.4
A	17.4
BBB	42.9
BB or lower	4.7
Allocations are subject to change. Percentages are as of March 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 7.66% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term Municipal Fund. Before investing the Fund, investors should carefully consider the Fund’s investment objectives, risks, sales charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of
18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
Class A	$1,000.00	$959.60	$6.18
Class B	1,000.00	955.60	5.23
Class C	1,000.00	955.80	9.90

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.65	6.36
Class B	1,000.00	1,014.61	10.45
Class C	1,000.00	1,014.86	10.20
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.26%
Class B	2.07
Class C	2.02
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Municipal Bonds and Notes—105.8%
Alabama—1.6%
$35,000	AL HFA (South Bay Apartments)[1]	5.950%		02/01/2033	02/01/2013	A	$35,175
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)[1]	5.750		03/01/2027	02/19/2023	B	136,129
30,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625		05/15/2017	02/25/2014	B	29,228
2,840,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.750		04/01/2011	04/01/2009	A	2,844,459
4,900,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	7.250		04/01/2015	04/01/2009	A	4,905,684
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.000		12/01/2021	02/01/2021	B	51,572
50,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.375		06/01/2017	12/25/2015	B	49,996
190,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)[1]	6.700		11/01/2029	11/01/2029		130,519
125,000	Fairview, AL Governmental Utility Services Corp. (East Cullman Water System)[1]	6.000		02/01/2020	02/01/2010	A	125,336
5,000	Huntsville, AL Industrial Devel. Board (Coltec Industries)[1]	9.875		10/01/2010	10/01/2010		4,870
100,000	Jefferson County, AL Sewer	5.375		02/01/2027	05/22/2025	B	50,224
290,000	Jefferson County, AL Sewer[1]	5.625		02/01/2022	03/18/2021	B	145,705
45,000	Mobile, AL Industrial Devel. Board (International Paper Company)[1]	6.700		03/01/2024	03/01/2024		33,272
50,000	Mobile, AL Limited Obligation Tax[1]	5.500		02/15/2023	02/15/2014	A	50,368
3,950,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.250		03/01/2013	04/14/2011	B	3,883,403
15,756,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.375		03/01/2024	10/11/2019	B	15,065,099
60,000	Tuskegee, AL Utilities Board[1]	5.500		02/01/2016	08/01/2009	A	60,002
80,000	Tuskegee, AL Utilities Board[1]	5.500		02/01/2022	09/29/2019	B	74,737

							27,675,778

Alaska—2.1%
25,000	AK HFC (Veterans Mtg.)[1]	5.200		12/01/2014	06/01/2012	A	25,943
25,000	AK HFC, Series A-1[1]	5.500		12/01/2017	01/02/2010	C	25,215
10,000	AK HFC, Series A-2[1]	5.750		06/01/2024	06/01/2009	B	9,956
73,000,000	AK HFC, Series A-2	5.782	[2]	06/01/2037	08/18/2030	B	13,256,800
15,000	AK HFC, Series A-2[1]	5.900		06/01/2014	12/01/2009	A	15,476
18,240,000	AK HFC, Series A-2[1]	6.200		12/01/2021	06/01/2009	A	18,500,832
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250		12/01/2021	01/07/2020	B	8,183
500,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500		01/01/2017	01/01/2017		491,305
F1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Alaska Continued
$35,000	AK International Airports, Series C1	6.100%	10/01/2017	10/01/2009	A	$35,111
4,640,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	06/20/2012	B	3,808,234
15,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	6.200	06/01/2022	06/01/2010	C	15,542

						36,192,597

Arizona—3.3%
36,075,000	AZ Health Facilities Authority (Banner Health System)[3]	6.000	01/01/2030	01/01/2030		35,971,018
50,000	AZ Student Loan Acquisition Authority[1]	5.900	05/01/2024	02/26/2022	B	48,589
1,375,000	Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	05/07/2028	B	1,048,823
1,955,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	03/30/2014	B	1,791,621
1,365,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	12/10/2022	B	952,101
1,645,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	07/01/2011	B	1,503,201
50,000	Maricopa County, AZ IDA (Villas de Merced Apartments)[1]	5.450	12/20/2027	09/05/2023	B	49,190
1,380,000	Maricopa County, AZ IDA (Waste Management/Waste Management of AZ Obligated Group)[4]	7.000	12/01/2031	12/01/2010	D	1,386,790
15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.600	07/01/2013	07/01/2013		13,138
5,000,000	Mohave County, AZ IDA (Mohave Prison)[1]	6.750	05/01/2012	11/06/2011	C	5,112,950
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000	05/01/2013	05/01/2013		3,580,161
1,515,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		1,166,883
160,000	Phoenix, AZ IDA (Single Family Mtg.)[1]	6.650	10/01/2029	09/15/2010	C	160,933
50,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750	07/01/2031	07/01/2031		37,609
465,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	7.250	07/15/2010	07/15/2010		467,362
5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)[1]	5.500	09/01/2012	04/28/2010	B	5,384
75,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.200	01/01/2034	01/01/2011	C	75,197
465,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.350	01/01/2034	01/01/2010	B	465,530
665,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	01/01/2013	B	622,314
1,750,000	Verrado, AZ Community Facilities District No. 1[1]	6.500	07/15/2027	07/03/2023	B	1,339,643

						55,798,437
F2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Arkansas—0.1%
$465,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800%		12/01/2020	09/01/2015	B	$464,986
360,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.300		07/01/2024	03/18/2017	B	350,356
50,000	Pope County, AR Pollution Control (Arkansas Power& Light Company)[1]	6.100		12/01/2016	06/01/2009	A	50,200
40,000	Pope County, AR Pollution Control (Arkansas Power& Light Company)[1]	6.300		12/01/2016	06/01/2009	A	40,167
45,000	Pope County, AR Pollution Control (Arkansas Power& Light Company)[1]	6.300		12/01/2016	12/01/2016		40,398
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500		08/01/2013	08/01/2013		811,641

							1,757,748

California—6.2%
7,440,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2021	03/15/2014	B	4,779,679
5,500,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2028	09/14/2018	B	2,935,460
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2036	11/23/2021	B	1,510,051
3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2041	05/22/2022	B	1,440,210
3,125,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	04/24/2013	B	2,159,625
3,740,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	12/01/2012	B	2,778,296
2,770,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	12/25/2013	B	2,140,739
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/27/2019	B	1,489,097
5,615,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	08/24/2012	B	4,152,686
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	06/26/2020	B	82,056
29,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[5]	06/01/2037	05/22/2022	B	11,185,880
18,605,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500		06/01/2027	09/28/2013	B	13,772,909
7,000,000	CA Health Facilities Financing Authority (Adventist Health System/West)[1]	6.250		03/01/2021	09/01/2009	A	7,003,220
440,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.750		07/01/2015	08/08/2013	B	429,708
2,000,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2019	04/25/2018	B	1,619,200
F3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$1,000,000	CA Pollution Control Financing Authority (Waste Management of CA/USA Waste of CA Obligated Group)[4]	6.750%		12/01/2027	12/01/2010	D	$1,001,040
2,460,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	12/22/2011	B	2,216,017
8,000,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	06/30/2020	B	7,488,560
4,785,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625		06/01/2021	06/23/2013	B	3,770,915
52,500,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.900	[2]	06/01/2036	07/06/2023	B	3,315,900
10,520,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.000		12/01/2012	12/01/2012		9,058,772
75,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250		08/01/2024	10/10/2017	B	64,913
12,960,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	01/01/2013	B	9,732,701
500,000	Riverside County, CA Public Financing Authority COP[1]	5.750		05/15/2019	05/04/2015	B	442,385
2,000,000	San Marcos, CA Special Tax[1]	5.900		09/01/2028	05/02/2026	B	1,567,180
6,500,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.125		03/01/2013	04/06/2011	B	5,945,745
5,615,000	Southern CA Tobacco Securitization Authority[1]	4.750		06/01/2025	03/31/2013	B	4,114,111

							106,197,055

Colorado—0.8%
20,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)[1]	6.000		11/20/2015	05/20/2009	A	20,028
50,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)[1]	6.100		11/20/2025	05/01/2009	A	50,033
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700		10/01/2021	06/01/2009	A	5,003
50,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.900		10/01/2038	08/15/2034	B	49,862
730,000	CO Hsg. & Finance Authority (Single Family)[4]	5.483	[2]	11/01/2029	07/19/2024	B	200,407
515,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	11/01/2012	B	509,902
10,000	CO Hsg. & Finance Authority (Single Family)[1]	6.050		10/01/2016	08/01/2009	C	10,486
240,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450		04/01/2030	04/01/2016	A	244,987
1,190,000	CO Hsg. & Finance Authority (Single Family)[1]	6.800		04/01/2030	03/24/2010	C	1,219,215
40,000	CO Hsg. & Finance Authority (Single Family)[1]	7.250		10/01/2031	09/20/2009	C	41,052
25,000	CO Hsg. & Finance Authority (Single Family)[1]	7.450		10/01/2016	05/03/2011	C	25,895
340,000	CO Hsg. & Finance Authority (Single Family)[1]	7.500		04/01/2031	02/27/2010	C	365,347
15,000	CO Hsg. & Finance Authority (Single Family)[1]	7.550		11/01/2027	05/01/2013	A	15,451
230,000	CO Hsg. & Finance Authority, Series C-2[1]	6.875		11/01/2028	09/01/2009	C	233,289
270,000	CO Hsg. & Finance Authority, Series D-2[1]	6.350		11/01/2029	08/01/2009	C	274,007
5,000	CO Water Resources & Power Devel. Authority, Series A1	5.600		11/01/2017	11/01/2009	A	5,004
F4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Colorado Continued
$10,000	CO Water Resources & Power Devel. Authority, Series A4	5.750%	11/01/2010	05/01/2009	A	$10,015
150,000	Denver, CO City & County (Helen G. Bonfils Foundation)[1]	5.250	12/01/2012	06/01/2009	A	150,453
25,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	11/15/2009	A	25,049
2,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2014	11/15/2010	A	2,033,280
3,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2015	11/15/2010	A	3,042,210
3,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2016	11/15/2010	A	3,033,540
2,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2018	11/15/2010	A	2,012,960
500,000	Eagle County, CO Airport Terminal Corp.[1]	5.050	05/01/2015	05/01/2015		389,350

						13,966,825

Connecticut—0.6%
30,000	CT Airport (Bradley International Airport)[1]	5.125	10/01/2026	04/24/2025	B	26,527
10,000	CT Airport (Bradley International Airport)[1]	5.125	10/01/2031	11/07/2029	B	8,459
435,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2035		384,418
135,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2035		119,302
40,000	CT Devel. Authority (Church Homes)[1]	5.700	04/01/2012	07/19/2010	B	39,130
1,000,000	CT Devel. Authority (Mary Wade Home)[1]	6.375	12/01/2018	12/01/2009	A	1,014,040
2,000,000	CT Devel. Authority Airport Facility (Learjet)[1]	7.950	04/01/2026	04/01/2026		1,721,620
6,000,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)[1]	5.950	09/01/2028	09/01/2028		5,315,880
30,000	CT GO1	5.650	03/15/2012	09/15/2009	A	30,107
125,000	CT H&EFA (Bridgeport Hospital)[1]	5.375	07/01/2019	01/23/2018	B	118,156
55,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	07/01/2009	A	55,249
420,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	6.500	07/01/2012	07/01/2009	A	420,496
185,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	06/04/2022	B	184,982
15,000	CT H&EFA (New Horizons)[1]	5.875	11/01/2012	05/01/2009	A	15,010
10,000	CT HFA[1]	5.125	05/15/2021	11/15/2009	A	10,044
30,000	CT HFA[1]	5.200	11/15/2020	11/15/2009	A	30,027
10,000	CT HFA[1]	5.375	11/15/2018	05/15/2009	A	10,071
130,000	CT HFA, Series C1	5.500	11/15/2035	04/13/2033	B	122,885
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500	07/01/2018	03/09/2016	B	82,942
230,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	10/26/2011	B	216,897
600,000	Mashantucket, CT Western Pequot Tribe, Series B1	5.600	09/01/2009	09/01/2009		593,934

						10,520,176
F5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Delaware—0.1%
$25,000	DE EDA (General Motors Corp.)[4]	5.600%		04/01/2009	04/01/2009		$8,750
600,000	DE EDA (United Waterworks)[1]	6.200		06/01/2025	06/01/2009	A	600,000
345,000	DE Hsg. Authority (Multifamily Mtg.)[1]	6.950		07/01/2014	02/01/2010	B	370,982
20,000	DE Hsg. Authority (Multifamily Mtg.)[1]	7.375		01/01/2015	09/11/2011	B	18,056
15,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.450		01/01/2032	01/01/2010	B	14,812
5,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.500		07/01/2013	07/01/2010	A	5,100
20,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.550		07/01/2009	07/01/2009		20,074
25,000	DE Hsg. Authority (Single Family Mtg.)[1]	6.050		07/01/2028	12/01/2010	B	24,955

							1,062,729

District of Columbia—1.3%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	11/16/2033	B	135,760
60,000	District of Columbia HFA (Single Family), Series A1	6.850		06/01/2031	06/28/2009	C	60,628
10,000	District of Columbia HFA (Single Family), Series B1	5.850		12/01/2018	06/01/2009	A	10,225
25,000	District of Columbia HFA (Single Family), Series B1	5.900		12/01/2028	06/01/2013	B	24,785
11,495,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	11/01/2011	B	9,755,921
11,320,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	01/29/2025	B	7,886,531
207,670,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.000	[2]	06/15/2046	06/13/2024	B	3,974,804

							21,848,654

Florida—9.2%
4,550,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	05/01/2016		3,514,693
15,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	11/04/2019	B	10,208
15,000	Bay County, FL Water System[1]	6.250		09/01/2014	09/01/2009	A	15,062
1,390,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.125		05/01/2012	01/10/2010	B	1,302,486
6,000,000	Brevard County, FL Health Facilities Authority (Holmes Regional Medical Center)[4]	5.600		10/01/2010	04/01/2009	A	6,006,540
250,000	Brevard County, FL Health Facilities Authority (Holmes Regional Medical Center)[1]	5.625		10/01/2014	04/01/2009	A	250,053
10,000	Brevard County, FL Health Facilities Authority (Wuesthoff Health Services)[1]	5.400		04/01/2013	10/24/2011	B	10,000
20,000	Brevard County, FL Health Facilities Authority (Wuesthoff Memorial Hospital)[1]	5.300		04/01/2011	04/01/2009	A	20,008
2,000,000	Broward County, FL Airport Facilities (Learjet)[1]	7.500		11/01/2020	11/01/2020		1,706,200
80,000	Broward County, FL Airport System[1]	5.125		10/01/2017	10/01/2017		77,290
5,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250		10/01/2014	10/01/2010	A	5,016
F6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$75,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250%	10/01/2015	10/01/2015		$74,825
255,000	Broward County, FL HFA[1]	5.400	10/01/2038	10/04/2010	B	226,902
70,000	Broward County, FL HFA (Bridgewater Place Apartments)[1]	5.500	04/01/2041	06/23/2038	B	65,612
365,000	Broward County, FL HFA (Cross Keys Apartments)[1]	5.800	10/01/2033	08/20/2031	B	327,741
180,000	Broward County, FL HFA (Pompano Oaks Apartments)[1]	6.100	12/01/2038	06/01/2009	A	180,130
55,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300	09/01/2023	09/01/2009	A	55,017
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350	03/01/2031	12/14/2027	B	85,541
80,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	06/15/2024	B	79,254
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	07/01/2011	A	50,205
35,000	Broward County, FL Port Facilities[1]	5.000	09/01/2027	12/28/2023	B	29,809
105,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2016	06/01/2014	B	104,997
20,000	Clay County, FL HFA (Single Family Mtg.)[1]	5.300	10/01/2029	07/31/2025	B	19,681
30,000	Collier County, FL HFA (Saxon Manor Isle Apartments)[1]	5.450	03/01/2030	10/31/2026	B	28,631
380,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	06/27/2024	B	365,286
245,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	08/10/2034	B	227,257
840,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	10/01/2025		685,054
1,700,000	Concorde Estates, FL Community Devel. District[1]	5.000	05/01/2011	06/06/2010	B	904,077
10,000	Cypress Club, FL Special Recreational District[1]	7.100	09/01/2013	09/01/2009	A	10,049
145,000	Dade County, FL GO (Seaport)[1]	5.125	10/01/2021	04/01/2009	A	145,363
70,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	04/01/2009	A	70,189
225,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	04/01/2009	A	225,700
120,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	04/01/2009	A	120,102
1,605,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	04/01/2009	A	1,610,473
100,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	09/14/2030	B	94,809
45,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	10/29/2036	B	42,265
20,000	Dade County, FL HFA (New Horizons Associates)[1]	5.875	07/15/2024	01/15/2010	A	20,074
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	09/01/2009	A	110,039
F7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$170,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750%	09/01/2029	08/24/2026	B	$169,383
75,000	Dade County, FL Res Rec[1]	5.500	10/01/2010	04/01/2009	A	75,103
985,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	04/01/2009	A	985,286
45,000	Duval County, FL HFA (Single Family Mtg.)[1]	5.300	04/01/2029	04/01/2010	B	43,070
1,510,000	East Homestead, FL Community Devel. District[1]	5.000	05/01/2011	05/01/2011		1,084,618
35,000	Edgewater, FL Water & Sewer[1]	5.500	10/01/2013	04/01/2009	A	35,093
205,000	Edgewater, FL Water & Sewer[1]	5.500	10/01/2021	04/01/2009	A	205,551
4,355,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	02/01/2012	B	4,446,586
115,000	Escambia County, FL Health Facilities Authority (Baptist Manor)[1]	5.125	10/01/2019	11/06/2017	B	102,256
10,000	Escambia County, FL HFA (Single Family Mtg.)[1]	5.500	10/01/2031	02/24/2028	B	10,000
5,000	Escambia County, FL School Board COP[1]	5.500	02/01/2016	08/01/2009	A	5,013
1,170,000	Fiddler’s Creek, FL Community Devel. District[1]	5.800	05/01/2021	05/01/2021		860,968
1,000,000	Fiddler’s Creek, FL Community Devel. District[1]	5.875	05/01/2021	10/12/2015	B	741,190
50,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.600	07/01/2013	07/01/2009	A	50,138
95,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.625	07/01/2021	07/01/2009	A	95,270
150,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.625	07/01/2025	07/01/2009	A	150,029
10,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2017	07/01/2009	A	10,037
25,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2023	07/01/2009	A	25,092
235,000	FL Capital Projects Finance Authority (Peerless Group)[1]	7.500	08/01/2019	12/06/2014	B	186,705
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2009	A	20,002
20,000	FL GO (Jefferson County Road)[1]	5.900	05/01/2010	05/01/2009	A	20,086
150,000	FL HFA[1]	6.300	09/01/2036	09/01/2009	A	150,032
25,000	FL HFA[1]	6.350	07/01/2028	07/01/2009	A	25,010
65,000	FL HFA[1]	6.350	07/01/2028	07/01/2009	A	65,026
15,000	FL HFA (Brittany of Rosemont)[1]	6.050	07/01/2015	07/01/2009	A	15,004
20,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	07/03/2029	B	18,874
20,000	FL HFA (Holly Cove Apartments)[1]	6.050	10/01/2015	04/01/2009	A	20,020
285,000	FL HFA (Holly Cove Apartments)[1]	6.250	10/01/2035	10/01/2009	A	285,046
65,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	01/01/2014	B	64,990
110,000	FL HFA (Hsg. Partners of Gainesville)[1]	5.600	07/01/2027	06/22/2024	B	108,628
60,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	06/01/2009	A	60,029
100,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	10/21/2029	B	97,759
F8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$25,000	FL HFA (Landings Boot Ranch)[1]	5.875%		11/01/2015	05/01/2009	A	$25,025
30,000	FL HFA (Landings Boot Ranch)[1]	6.000		11/01/2025	05/01/2009	A	30,009
690,000	FL HFA (Landings Boot Ranch)[1]	6.100		11/01/2035	05/01/2009	A	690,021
150,000	FL HFA (Leigh Meadows Apartments)[1]	6.100		09/01/2016	09/01/2009	A	150,102
60,000	FL HFA (Mar Lago Village Apartments)[1]	5.900		12/01/2027	10/04/2023	B	50,643
50,000	FL HFA (Mar Lago Village Apartments)[1]	6.000		06/01/2039	12/09/2034	B	40,134
90,000	FL HFA (Mar Lago Village Associates)[1]	6.000		06/01/2039	12/01/2009	A	90,026
190,000	FL HFA (Reserve at Kanpaha)[1]	5.500		07/01/2020	07/01/2009	A	190,160
60,000	FL HFA (Reserve at North Shore)[1]	5.500		11/01/2020	05/01/2009	A	60,017
25,000	FL HFA (Reserve at North Shore)[1]	5.600		11/01/2027	10/21/2024	B	24,686
70,000	FL HFA (Sarah’s Place Apartments)[1]	5.250		05/01/2022	01/29/2019	B	70,018
15,000	FL HFA (Sarah’s Place Apartments)[1]	5.400		11/01/2032	12/02/2030	B	14,051
25,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375		07/01/2026	07/01/2009	A	25,012
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300		09/01/2036	09/01/2009	A	75,016
65,000	FL HFA (Villas of Capri)[1]	6.100		04/01/2017	04/01/2009	A	65,074
70,000	FL HFA (Wentworth Apartments)[1]	5.300		05/01/2039	05/31/2037	B	63,932
50,000	FL HFA (Wentworth Apartments)[1]	5.375		11/01/2029	09/10/2027	B	47,463
30,000	FL HFA (Wentworth Apartments)[1]	5.400		04/01/2032	05/02/2030	B	28,125
20,000	FL HFA (Wentworth Apartments)[1]	5.400		11/01/2034	05/31/2032	B	18,637
50,000	FL HFA (Westlake Apartments)[1]	5.300		09/01/2031	07/22/2029	B	46,587
75,000	FL HFA (Willow Lake Apartments)[1]	5.400		01/01/2032	02/01/2030	B	70,330
25,000	FL HFA (Windchase Apartments)[1]	5.750		12/01/2017	06/01/2009	A	25,039
95,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	07/25/2034	B	94,991
205,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	07/25/2034	B	204,980
75,000	FL HFA (Windchase Apartments), Series C1	5.900		12/01/2027	06/01/2009	A	75,010
950,000	FL HFA (Woodbridge Apartments)[1]	6.050		12/01/2016	05/01/2009	A	950,903
1,750,000	FL HFA (Woodbridge Apartments)[1]	6.150		12/01/2026	06/01/2009	A	1,750,613
3,500,000	FL HFA (Woodbridge Apartments)[1]	6.250		06/01/2036	06/01/2009	A	3,501,155
260,000	FL HFA (Worthington Apartments)[1]	6.050		12/01/2025	06/01/2009	A	260,075
115,000	FL HFA (Worthington Apartments)[1]	6.200		12/01/2035	12/01/2009	A	115,014
30,000	FL HFA, Series 3[1]	6.200		07/01/2016	07/01/2009	A	30,030
30,000	FL HFA, Series 3[1]	6.300		07/01/2024	07/01/2009	A	30,602
840,000	FL HFC	5.485	[2]	07/01/2030	01/09/2027	B	243,247
18,175,000	FL HFC[3]	5.750		01/01/2037	08/01/2016	B	17,888,938
15,000	FL HFC[1]	5.900		07/01/2021	09/01/2013	B	14,998
10,000	FL HFC[1]	5.950		01/01/2032	01/01/2010	A	10,004
15,000	FL HFC (Andrews Place Apartments)[1]	5.000		11/01/2033	09/17/2031	B	13,259
180,000	FL HFC (Ashton Lake Apartments)[1]	5.700		07/01/2033	11/06/2031	B	175,369
125,000	FL HFC (Ashton Lake Apartments)[1]	5.875		01/01/2041	02/17/2039	B	123,833
430,000	FL HFC (Bernwood Trace Associates)	5.832	[2]	12/01/2029	09/02/2024	B	117,429
450,000	FL HFC (Brittany of Rosemont)[1]	6.250		07/01/2035	02/10/2031	B	427,734
F9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$50,000	FL HFC (Deer Meadows Apartments)[1]	5.800%		11/01/2019	11/01/2011	A	$50,900
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	09/09/2033	B	18,841
15,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	05/16/2029	B	14,659
100,000	FL HFC (Holly Cove Apartments)[1]	6.150		10/01/2025	04/01/2009	A	100,037
60,000	FL HFC (Homeowner Mtg.)[1]	5.350		01/01/2021	06/01/2009	A	60,022
30,000	FL HFC (Homeowner Mtg.)[1]	5.500		07/01/2012	07/01/2009	A	30,649
155,000	FL HFC (Homeowner Mtg.)	5.580	[2]	01/01/2029	11/18/2010	B	48,983
25,000	FL HFC (Homeowner Mtg.)[1]	5.750		07/01/2017	07/01/2009	A	25,230
8,725,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	11/01/2015	B	8,587,407
45,000	FL HFC (Hunters Ridge-Deerwood)[1]	5.300		12/01/2028	08/11/2024	B	41,534
120,000	FL HFC (Logan Heights Apartments)[1]	5.850		10/01/2033	03/04/2031	B	118,921
120,000	FL HFC (Logan Heights Apartments)[1]	6.000		10/01/2039	10/01/2009	A	120,166
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	12/01/2009	A	20,419
5,065,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	12/01/2011	A	5,092,959
200,000	FL HFC (Logan’s Pointe Apartments)	6.276	[2]	12/01/2029	08/28/2024	B	54,428
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	12/03/2031	B	24,517
125,000	FL HFC (Peacock Run Apartments)[1]	5.400		08/01/2042	08/01/2039	B	115,071
350,000	FL HFC (Raceway Pointe Apartments)[1]	5.950		09/01/2032	09/01/2011	A	350,368
110,000	FL HFC (Raceway Pointe Partners)[1]	5.750		09/01/2027	03/29/2024	B	110,092
15,000	FL HFC (River Trace Senior Apartments)[1]	5.700		07/01/2035	12/02/2032	B	14,581
35,000	FL HFC (Seminole Ridge Apartments)[1]	6.000		10/01/2029	10/01/2011	A	35,461
100,000	FL HFC (Spring Harbor Apartments)[1]	5.900		08/01/2039	04/25/2035	B	99,015
20,000	FL HFC (Waterbridge Apartments)[1]	5.125		08/01/2027	05/04/2027	B	18,529
50,000	FL HFC (Waverly Apartments)[1]	6.200		07/01/2035	07/01/2012	A	50,453
295,000	FL HFC (Westwood Apartments)[1]	5.450		02/01/2041	09/10/2032	B	274,415
40,000	FL HFC (Winterlakes Sanctuary), Series H-1[1]	6.000		09/01/2032	09/01/2011	A	40,104
180,000	FL HFC (Woodridge Apartments)[1]	5.850		10/01/2033	01/29/2032	B	167,416
15,000	FL HFC (Woodridge Apartments)[1]	6.000		10/01/2039	03/03/2037	B	14,123
95,000	FL Ports Financing Commission[1]	5.125		06/01/2011	06/01/2009	A	95,182
75,000	FL Ports Financing Commission[1]	5.375		06/01/2016	07/09/2014	B	74,655
130,000	FL Ports Financing Commission[1]	5.375		06/01/2027	08/26/2022	B	117,346
35,000	FL Ports Financing Commission[1]	5.500		10/01/2029	05/30/2027	B	31,764
45,000	FL State Board of Education GO1	5.750		06/01/2022	06/01/2010	A	46,793
10,000	FL State Board of Regents (University Central Florida)[1]	6.000		10/01/2013	10/01/2009	A	10,038
25,000	FL State Division of Bond Finance (Dept. of Environmental Protection)[1]	5.375		07/01/2010	07/01/2009	A	25,088
600,000	Gulf Breeze, FL GO1	6.050		12/01/2015	06/01/2009	A	600,438
105,000	Halifax, FL Hospital Medical Center[1]	5.200		04/01/2018	11/24/2015	B	89,000
995,000	Highlands, FL Community Devel. District[1]	5.000		05/01/2011	05/01/2010	B	893,052
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125		04/01/2030	04/01/2030		946,200
F10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$30,000	Indian River County, FL Hospital District (IRMH/IRHS/HSIR Obligated Group)[1]	5.700%	10/01/2015	04/01/2009	A	$30,073
50,000	Jacksonville, FL Capital Improvement (Gator Bowl)[1]	5.250	10/01/2025	07/08/2022	B	49,891
1,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	05/28/2028	B	727,020
5,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	05/19/2021	B	4,709,862
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	01/29/2029	B	2,398,364
10,000	Jacksonville, FL Excise Taxes[1]	5.000	10/01/2016	04/01/2009	A	10,026
10,000	Jacksonville, FL Hsg. (Windermere Manor)[1]	5.875	03/20/2028	09/20/2009	A	10,003
70,000	Jacksonville, FL Port Authority[1]	5.625	11/01/2026	12/12/2024	B	65,227
20,000	Jacksonville, FL Port Authority[1]	5.700	11/01/2021	11/14/2020	B	19,419
15,020,000	Jacksonville, FL Port Authority[1]	6.000	11/01/2038	01/28/2035	B	14,713,742
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	04/01/2009	A	5,001
990,000	Jacksonville, FL Water and Sewage (United Waterworks)[1]	6.350	08/01/2025	08/01/2025		989,941
50,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2016	12/22/2014	B	49,017
40,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	03/19/2022	B	34,378
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	04/01/2009	A	27,343
14,950,000	Lee County, FL Airport[1]	6.000	10/01/2032	08/05/2031	B	14,746,232
30,000	Lee County, FL COP (Master Lease)[1]	5.125	10/01/2012	04/01/2009	A	30,067
150,000	Lee County, FL HFA (Single Family Mtg.)[1]	6.450	03/01/2031	03/01/2017	C	154,500
520,000	Lee County, FL HFA (Single Family Mtg.)[1]	7.100	03/01/2034	09/01/2009	C	532,896
15,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2011	04/01/2009	A	15,010
50,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2013	10/01/2013		49,996
450,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2018	11/05/2016	B	425,498
1,505,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.400	03/01/2035	08/15/2009	B	1,454,236
20,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	09/01/2015	B	19,800
5,000	Manatee County, FL HFA, Series A1	9.125	06/01/2016	05/01/2009	A	5,018
35,000	Manatee County, FL Port Authority[1]	5.250	10/01/2009	04/01/2009	A	35,088
25,000	Manatee County, FL Port Authority[1]	5.400	10/01/2013	04/01/2009	A	25,013
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	11/28/2019	B	31,414
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	10/05/2023	B	8,453,160
270,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	10/09/2023	B	232,043
90,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)[1]	8.500	10/01/2015	04/01/2009	A	90,080
F11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$25,000	Miami-Dade County, FL Aviation[1]	5.250%		10/01/2015	10/01/2015		$24,578
50,000	Miami-Dade County, FL Aviation[1]	5.250		10/01/2017	10/01/2017		48,370
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250		10/01/2022	10/01/2022		14,101
100,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000		10/01/2029	11/12/2027	B	96,462
15,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000		10/01/2015	04/01/2011	A	15,314
20,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100		10/01/2029	04/01/2011	A	20,101
5,145,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200		10/01/2039	04/01/2011	A	5,170,828
1,440,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450		10/01/2038	11/08/2013	B	1,273,392
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050		08/01/2029	08/01/2010	A	202,502
100,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)[1]	6.050		01/01/2041	01/01/2013	A	100,387
5,000,000	Miami-Dade County, FL IDA (Waste Management/Waste Management of FL Obligated Group)[4]	7.000		12/01/2018	12/01/2010	D	5,024,600
20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[2]	10/01/2031	10/01/2031		3,796
50,000	Naples, FL Hospital Revenue (Naples Community Hospital)[4]	5.375		10/01/2011	04/01/2009	A	50,017
25,000	North Palm Beach Heights, FL Water Control District, Series A1	6.500		10/01/2012	04/01/2009	A	25,108
25,000	Oakland Park, FL Utilities System[1]	5.250		09/01/2014	09/01/2009	A	25,076
310,000	Oakland, FL Charter School[1]	6.950		12/01/2015	05/01/2011	B	297,774
20,000	Ocoee, FL Water & Sewer System[1]	5.375		10/01/2016	04/01/2009	A	20,050
25,000	Okaloosa County, FL Airport[1]	5.500		10/01/2023	09/08/2019	B	19,082
1,200,000	Okaloosa County, FL Airport[1]	6.000		10/01/2030	12/16/2027	B	866,004
20,000	Orange County, FL Health Facilities Authority[1]	6.000		10/01/2026	12/12/2021	B	18,677
45,000	Orange County, FL HFA[1]	5.150		03/01/2022	09/01/2009	A	45,827
1,415,000	Orange County, FL HFA[1]	5.650		09/01/2034	09/01/2013	A	1,440,555
10,000	Orange County, FL HFA[1]	5.700		09/01/2026	09/01/2010	A	10,063
15,000	Orange County, FL HFA[1]	5.750		03/01/2030	09/20/2028	B	14,999
25,000	Orange County, FL HFA (Homeowner)[1]	5.000		09/01/2017	03/28/2009	C	25,526
25,000	Orange County, FL HFA (Homeowner)[1]	5.450		09/01/2022	05/01/2011	C	24,515
30,000	Orange County, FL HFA (Homeowner)[1]	5.500		09/01/2027	06/20/2011	B	29,051
40,000	Orange County, FL HFA (Loma Vista)[1]	5.400		09/01/2019	03/01/2011	A	40,343
120,000	Orange County, FL HFA (Loma Vista)[1]	5.500		03/01/2032	05/25/2029	B	114,293
620,000	Orange County, FL HFA (Seminole Pointe)[1]	5.650		12/01/2017	01/25/2015	B	519,696
F12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$235,000	Osceola County, FL HFA (Tierra Vista Apartments)[1]	5.800%	12/01/2029	12/01/2029		$234,977
45,000	Pace, FL Property Finance Authority[1]	5.375	09/01/2020	09/01/2009	A	45,095
120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/Life Communities)[1]	5.125	11/15/2029	10/17/2029	B	81,032
100,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2018	08/01/2009	A	100,015
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2023	12/31/2021	B	203,671
15,000	Palm Beach County, FL Health Facilities Authority (Life Care Retirement Communities)[1]	5.500	10/01/2011	04/01/2009	A	15,003
50,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.600	12/01/2012	06/01/2009	A	50,059
35,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.800	12/01/2017	06/01/2009	A	35,391
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	06/01/2009	A	400,172
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900	06/01/2029	08/13/2026	B	249,995
80,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	08/01/2009	A	80,018
130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)[1]	5.650	07/01/2031	04/28/2027	B	127,408
850,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.850	12/01/2033	12/16/2027	B	782,459
235,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.900	06/01/2038	07/05/2036	B	217,504
1,100,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	08/01/2010	B	659,428
800,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	05/16/2025	B	800,200
310,000	Pinellas County, FL HFA[1]	5.500	03/01/2036	04/01/2009	B	288,396
3,800,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	09/01/2016	B	3,741,100
10,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	09/01/2021	03/01/2010	A	10,042
35,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.300	09/01/2030	09/15/2009	B	34,210
85,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.450	09/01/2034	06/01/2009	C	85,073
25,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.550	03/01/2032	10/17/2029	B	24,794
65,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.600	09/01/2025	09/01/2017	B	64,269
40,000	Pinellas County, FL HFA (Single Family Mtg.)[1]	5.250	03/01/2016	06/01/2009	A	40,223
15,000	Pinellas County, FL HFA (Single Family Mtg.)[1]	5.450	09/01/2029	12/19/2026	B	15,000
3,810,000	Pinellas County, FL HFA (Single Family Mtg.)[1]	5.500	09/01/2047	10/23/2012	B	3,638,588
10,000	Pinellas County, FL HFA (Single Family Mtg.)[1]	5.800	03/01/2029	07/18/2009	B	9,999
15,000	Pinellas County, FL HFA, Series B1	6.200	09/01/2034	09/01/2012	A	15,110
80,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	09/01/2009	A	80,370
80,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	10/09/2022	B	74,562
F13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$30,000	Port St. Lucie, FL Special Assessment[1]	5.400%	10/01/2016	04/01/2009	A	$30,076
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/10/2026	B	177,994
50,000	St. Petersburg Beach, FL GO1	5.250	10/01/2013	04/01/2009	A	50,151
35,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	06/01/2009	A	35,013
10,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250	10/01/2014	10/01/2010	A	10,031
105,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250	10/01/2016	10/01/2016		105,053
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	07/01/2009	A	25,082
950,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	03/01/2010	C	950,371
100,000	Volusia County, FL Educational Facility Authority (Stetson University)[1]	5.500	06/01/2022	05/01/2009	A	100,066
180,000	Volusia County, FL Health Facilities Authority (John Knox Village of Florida)[1]	6.000	06/01/2017	06/01/2009	B	179,374
10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200	08/01/2023	02/01/2010	A	10,010
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/15/2009	B	467,640
1,000,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	11/01/2010		542,320

						156,273,468

Georgia—2.8%
80,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125	03/01/2017	09/01/2009	A	80,085
45,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	09/01/2009	A	45,014
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	05/15/2026		652,925
2,045,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	02/25/2032	B	1,125,670
140,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250	07/01/2036	05/13/2032	B	79,988
40,000	Atlanta, GA GO1	5.000	12/01/2016	07/01/2009	A	45,283
20,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.300	02/20/2029	11/05/2024	B	19,100
75,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.400	02/20/2039	10/03/2034	B	70,557
900,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	03/27/2012	B	808,677
85,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)[1]	6.000	05/20/2017	05/20/2009	A	85,146
60,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)[1]	6.125	05/20/2027	05/20/2009	A	60,054
F14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Georgia Continued
$1,110,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.250%	01/01/2016	02/07/2014	B	$1,050,393
1,615,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.500	01/01/2021	02/21/2019	B	1,477,951
325,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.700	01/01/2019	01/01/2019		309,442
75,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	6.125	01/01/2024	11/09/2022	B	61,505
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	07/01/2009	A	95,192
80,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750	07/01/2029	02/27/2027	B	79,707
10,000	Cobb County, GA Hsg. Authority (Garrison Plantation)[1]	5.750	07/01/2014	09/01/2009	A	10,019
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500	03/01/2016	09/01/2009	A	15,229
250,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.250	08/15/2010	02/15/2010	A	250,223
9,295,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	11/01/2019	B	8,681,158
3,000,000	Floyd County, GA Devel. Authority (Temple-Inland)[1]	5.700	12/01/2015	12/01/2015		2,773,800
20,000	Fulton County, GA Devel. Authority (Cauley Creek Water)[1]	5.250	02/01/2021	08/26/2019	B	19,107
45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	07/01/2009	A	45,016
30,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	04/01/2009	A	29,997
22,250,000	GA George L. Smith II Congress Center Authority (Domed Stadium)[3]	5.500	07/01/2020	07/01/2010		22,282,967
20,000	GA HFA (Lake Vista Apartments)[1]	5.950	01/01/2027	07/01/2009	A	20,007
15,000	GA HFA (Single Family Mtg.)[1]	5.100	12/01/2020	06/28/2019	B	14,149
25,000	GA HFA (Single Family Mtg.)[1]	5.125	06/01/2019	06/01/2009	A	25,003
15,000	GA HFA (Single Family Mtg.)[1]	5.300	12/01/2022	06/01/2011	A	15,044
595,000	GA HFA (Single Family Mtg.)[1]	5.350	12/01/2022	12/14/2011	A	597,886
90,000	GA HFA (Single Family Mtg.)[1]	5.500	12/01/2032	11/06/2030	B	85,651
50,000	GA HFA (Single Family Mtg.)[1]	5.550	12/01/2026	02/06/2011	B	48,556
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	12/01/2009	A	10,072
55,000	GA Municipal Gas Authority (Warner Robins)[1]	6.125	01/01/2026	07/01/2009	A	55,079
40,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2013	10/01/2013		38,535
10,000	Hinesville, GA Leased Hsg. Corp. (Regency Park)[1]	7.250	01/15/2011	01/15/2011		10,566
F15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Georgia Continued
$4,620,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250%	12/01/2029	09/01/2009	A	$4,652,386
70,000	Macon-Bibb County, GA Industrial Authority[1]	6.000	05/01/2013	05/01/2009	A	70,052
20,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	05/01/2009	A	20,016
1,000,000	McDuffie County, GA County Devel. Authority (Temple-Inland)[1]	6.950	12/01/2023	12/01/2023		844,340
15,000	Morgan County, GA Devel. Auth (Georgia Kraft Company)[1]	6.750	08/01/2009	08/01/2009		15,068
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	02/01/2023		42,680
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	12/01/2020		35,787
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	02/01/2025		135,024
10,000	Rome, GA New Public Hsg. Authority[1]	5.750	11/01/2010	05/01/2009	A	10,735
445,000	Vienna, GA Water & Sewer (Tyson Foods)[1]	5.625	09/01/2012	10/13/2010	B	402,075

						47,402,916

Hawaii—2.7%
6,770,000	HI Airports System[1]	5.625	07/01/2018	07/01/2011	B	6,678,267
50,000	HI Dept. of Budget & Finance (Hawaiian Electric Company)[1]	6.150	01/01/2020	01/01/2020		45,260
35,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	08/15/2011	B	36,626
5,535,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[4]	5.450	11/01/2023	11/01/2023		4,557,906
100,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/01/2027		79,915
39,405,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.700	07/01/2020	07/01/2020		34,222,060
200,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	6.200	11/01/2029	11/01/2029		168,256
90,000	HI Harbor System, Series A1	5.750	07/01/2029	03/14/2025	B	87,888
90,000	HI HFDC (Single Family Mtg.)[1]	5.750	07/01/2030	07/01/2009	A	91,689
375,000	Kuakini, HI Health System (Kuakini Health System/Kuakini Medical Center/Kuakini Geriatric Care Obligated Group)[1]	6.375	07/01/2032	07/08/2028	B	305,520

						46,273,387

Idaho—0.2%
45,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.250	07/01/2011	01/01/2010	A	45,476
145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	03/14/2023	B	144,317
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2018	07/01/2009	C	10,059
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	07/15/2009	C	20,128
150,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	07/01/2009	A	153,161
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600	07/01/2021	10/18/2010	C	20,590
F16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Idaho Continued
$205,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625%	07/01/2015	07/01/2009	A	$209,777
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	07/01/2009	A	15,405
25,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000	07/01/2029	10/01/2010	B	24,884
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050	01/01/2026	07/01/2009	A	10,006
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.350	07/01/2016	07/01/2009	A	5,005
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	07/01/2009	A	10,168
65,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.450	07/01/2027	07/01/2009	A	66,135
10,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.700	07/01/2027	07/01/2009	A	10,007
10,000	ID Hsg. Agency (Single Family Mtg.), Series A1	6.125	07/01/2026	12/19/2010	A	10,261
15,000	Malad, ID Water[1]	5.500	03/01/2014	09/01/2009	A	15,090
2,395,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	5.500	08/01/2017	02/08/2014	B	2,050,575
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625	10/01/2014	10/01/2014		953,640

						3,774,684

Illinois—7.7%
850,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	01/11/2018	B	665,618
1,680,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	08/01/2023		1,507,985
25,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	08/01/2023		24,998
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	08/01/2023		714,950
125,000	Chatham Area, IL Public Library District[1]	6.300	02/01/2010	08/01/2009	A	127,204
190,000	Chicago, IL (Single Family Mtg.)[1]	6.300	09/01/2029	09/01/2013	A	192,157
105,000	Chicago, IL (Single Family Mtg.), Series A1	7.150	09/01/2031	03/01/2010	A	108,399
25,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850	07/01/2022	07/01/2009	A	25,033
130,000	Chicago, IL Midway Airport[1]	5.750	01/01/2017	07/01/2009	A	130,026
65,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2028	05/14/2025	B	55,837
33,005,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	03/19/2026	B	32,571,644
1,120,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	03/21/2026	B	1,035,126
390,000	Chicago, IL Midway Airport, Series B1	5.750	01/01/2022	02/11/2020	B	389,263
25,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	10/20/2011	A	25,392
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	02/20/2034	B	75,035
25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)[1]	6.125	09/20/2024	09/20/2011	A	25,597
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625	01/01/2020	01/01/2020		4,883,400
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2023	01/01/2014	A	8,028,800
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	08/18/2029	B	54,694
F17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250%	01/01/2034	04/07/2032	B	$50,245
15,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.500	01/01/2011	07/01/2009	A	15,018
5,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.250	01/01/2023	01/01/2023		4,573
325,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.500	01/01/2016	02/08/2014	B	321,370
15,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	07/07/2025	B	13,580
40,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	08/26/2029	B	34,434
20,000	Greenville, IL Educational Facilities Authority (Greenville College)[1]	6.000	12/01/2009	06/01/2009	A	20,020
12,280,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	12/13/2013	B	12,151,306
1,250,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)[1]	6.000	07/01/2015	03/01/2012	B	1,222,863
20,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	04/12/2017	B	17,723
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	6.050	07/01/2019	01/01/2011	B	4,668
2,540,000	IL Devel. Finance Authority (Olin Corp.)[1]	6.750	03/01/2016	03/01/2016		2,308,987
30,000	IL Devel. Finance Authority (Round Lake)[1]	5.450	01/01/2019	07/01/2009	A	30,022
5,000	IL Devel. Finance Authority (Watseka)[1]	5.750	01/01/2016	07/01/2009	A	5,016
23,540,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	06/01/2032		21,762,495
945,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	02/01/2024		868,568
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.000	02/01/2028	02/01/2028		67,991
285,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.500	12/01/2026	12/01/2026		261,733
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2014	06/01/2009	A	50,119
100,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.375	06/01/2015	06/01/2009	A	100,251
1,395,000	IL GO1	5.125	12/01/2017	06/01/2009	A	1,398,976
2,280,000	IL GO1	5.250	12/01/2020	06/01/2009	A	2,286,886
20,200,000	IL Health Facilities Authority (Bromenn Healthcare)[1]	6.250	08/15/2018	01/08/2015	B	20,171,316
F18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$40,000	IL Health Facilities Authority (Condell Medical Center/Medical Center Properties Obligated Group)[1]	6.350%	05/15/2015	05/15/2010	A	$42,820
25,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	10/27/2014	B	23,575
705,000	IL Health Facilities Authority (Loyola University Health System)[1]	5.375	07/01/2017	07/14/2016	B	688,207
50,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	6.000	02/15/2026	03/27/2018	B	45,090
25,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	09/07/2025	B	20,949
250,000	IL Health Facilities Authority (Sherman Health System)[1]	5.500	08/01/2012	08/01/2009	A	250,695
105,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2026	04/01/2010	C	105,184
1,070,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2028	12/06/2023	B	1,036,263
95,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.600	08/01/2027	05/04/2025	B	94,026
15,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.600	08/01/2032	07/12/2029	B	14,469
10,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.650	08/01/2031	11/08/2030	B	9,959
200,000	IL Hsg. Devel. Authority, Series C-2[1]	5.250	08/01/2022	06/10/2020	B	200,288
8,400,000	IL Metropolitan Pier & Exposition Authority[1]	5.375	06/01/2014	06/01/2009	A	8,431,584
15,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	06/01/2009	A	15,021
565,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	06/01/2009	A	565,774
25,000	IL Sales Tax[1]	5.000	06/15/2016	06/01/2009	A	25,053
2,795,000	IL Sales Tax[1]	5.250	06/15/2018	06/01/2009	A	2,802,714
25,000	IL Sales Tax, Series U1	5.000	06/15/2012	06/01/2009	A	25,063
175,000	Joliet, IL GO1	6.250	01/01/2011	07/01/2009	A	184,270
45,000	Lake County, IL HFC, Series A1	6.800	05/01/2023	05/01/2009	A	45,053
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2020	08/11/2018	B	3,175,491
35,000	Rockford, IL Mtg. (Faust Landmark Apartments)[1]	6.750	01/01/2018	07/01/2010	A	35,747
150,000	Southwestern IL Devel. Authority (Illinois-American Water Company)[1]	5.000	02/01/2028	02/01/2028		127,484
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400	09/01/2030	09/01/2030		43,582

						131,817,679

Indiana—0.4%
10,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	06/12/2014	B	9,999
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)[1]	6.700	11/01/2012	11/01/2012		2,273,808
30,000	Fort Wayne, IN Sewage Works[1]	5.000	08/01/2012	08/01/2009	A	30,075
60,000	Frankfort, IN Middle Schools Building Corp.[1]	5.500	07/10/2010	07/01/2009	A	60,197
2,000,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	05/10/2015	B	1,748,500
F19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Indiana Continued
$225,000	IN Devel. Finance Authority (USX Corp.)[1]	6.150%	07/15/2022	07/15/2022		$199,260
240,000	IN Devel. Finance Authority (USX Corp.)[1]	6.250	07/15/2030	07/15/2030		207,739
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2014	06/01/2009	A	30,032
15,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	05/22/2019	B	14,950
570,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625	08/15/2027	04/03/2020	B	490,405
30,000	IN HFA (Single Family Mtg.)[1]	5.250	07/01/2023	08/15/2009	B	29,116
35,000	IN HFA (Single Family Mtg.)[1]	5.375	01/01/2023	01/01/2010	A	35,016
5,000	IN HFA (Single Family Mtg.)[1]	5.600	07/01/2021	03/01/2017	B	4,940
420,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	03/15/2012	B	395,724
360,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	07/01/2009	A	360,058
645,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)[1]	8.000	01/01/2014	05/01/2009	A	648,715
40,000	New Albany, IN Hospital Facilities (Mercy Health System)[1]	5.625	01/01/2027	07/24/2022	B	34,130
25,000	Perry County, IN Redevel. Authority[1]	6.000	02/01/2012	08/01/2009	A	25,048
10,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	6.375	11/01/2029	11/01/2029		7,881
20,000	South Bend, IN Redevel. Auth. (Morris Performing Arts)[1]	5.100	02/01/2017	08/01/2009	A	20,011

						6,625,604

Iowa—0.1%
15,000	Des Moines, IA Aviation System, Series B1	5.125	07/01/2018	08/06/2016	B	14,611
50,000	IA Finance Authority (Genesis Medical Center)[1]	5.200	07/01/2022	03/29/2020	B	45,308
45,000	IA Finance Authority (Trinity Regional Hospital)[1]	5.500	07/01/2022	08/08/2020	B	44,975
800,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.250	11/15/2014	11/26/2013	B	715,872
75,000	IA Student Loan Liquidity Corp.[1]	6.125	12/01/2011	06/01/2009	A	75,113
20,000	Polk County, IA GO1	5.000	06/01/2013	06/01/2009	A	20,058
15,000	University of Northern Iowa (Academic Building)[1]	5.100	07/01/2009	06/01/2009	A	15,052

						930,989

Kansas—3.8%
10,000	Kansas City, KS Mtg. Revenue[1]	7.000	12/01/2011	06/01/2009	A	10,027
65,000	KS Devel. Finance Authority Health Facilities (St. Lukes/Shawnee Mission Health System)[1]	5.375	11/15/2026	10/21/2022	B	57,142
115,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	03/01/2023		103,712
F20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Kansas Continued
$25,000	Manhattan, KS GO1	5.400%	11/01/2014	05/01/2009	A	$25,083
675,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)[1]	4.800	04/01/2027	08/18/2020	B	412,931
8,575,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.250	12/01/2038	06/08/2016	B	8,529,827
7,570,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.250	12/01/2038	05/25/2017	B	7,578,541
6,815,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.550	06/01/2038	05/25/2017	B	6,702,707
17,635,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.800	12/01/2038	12/01/2038		17,610,364
13,925,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.875	06/01/2039	12/25/2027	B	13,963,182
715,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	05/29/2020	B	707,728
45,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.850	06/01/2028	06/01/2009	B	44,485
1,835,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.850	06/01/2037	09/01/2015	B	1,860,360
1,675,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.900	12/01/2034	12/01/2017	B	1,604,684
2,405,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.900	12/01/2035	10/17/2013	B	2,385,303
1,965,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.000	12/01/2034	06/01/2019	B	1,896,323
200,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	09/18/2009	B	216,648
515,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	7.600	12/01/2031	12/15/2010	C	524,275
15,000	Shawnee, KS Multifamily Hsg. (Thomasbrook Apartments)[1]	5.500	04/01/2024	10/01/2009	A	15,016

						64,248,338

Kentucky—1.7%
50,000	Jefferson County, KY Health Facilities (JHHS)[1]	5.750	01/01/2026	02/11/2024	B	46,201
55,000	Jefferson County, KY Health Facilities (JHHS/JHP/JHF Obligated Group)[1]	5.700	01/01/2021	07/29/2019	B	53,482
2,535,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.500	07/01/2017	08/09/2015	B	2,534,645
120,000	Kenton County, KY Airport (Delta Airlines)[4,6,7]	8.000	12/01/2015	02/01/2012	A	12
50,000	KY EDFA (Pikeville Medical Center)[1]	5.625	02/01/2017	03/14/2015	B	48,816
110,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	08/26/2023	B	93,320
30,000	KY EDFA (St. Claire Medical Center)[1]	5.625	09/01/2021	06/15/2018	B	27,491
30,000	KY Hsg. Corp.[1]	5.300	07/01/2018	07/01/2010	A	30,069
F21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Kentucky Continued
$15,000	KY Hsg. Corp.[1]	5.350%	01/01/2021	07/01/2011	A	$15,103
15,000	KY Hsg. Corp.[1]	5.450	07/01/2022	01/01/2012	A	15,113
20,000	KY Hsg. Corp., Series C1	5.375	07/01/2027	05/12/2025	B	20,001
100,000	KY Infrastructure Authority[1]	5.700	06/01/2013	06/01/2009	A	100,336
26,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	A	26,642,666
30,000	Louisville & Jefferson County, KY Metropolitan Sewer District[1]	5.250	05/15/2027	05/15/2009	A	30,000

						29,657,255

Louisiana—4.3%
120,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	12/01/2028		111,613
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/01/2023		54,648
235,000	Calcasieu Parish, LA Industrial Devel. Board (ConocoPhillips Holding Co./E.I. Dupont de Nemours Obligated Group)[1]	5.750	12/01/2026	12/01/2026		225,057
7,050,000	Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Entergy Gulf States)[1]	5.450	07/01/2010	07/01/2010		7,005,092
495,000	Calcasieu Parish, LA Public Trust Authority[1]	5.000	04/01/2028	09/22/2009	C	497,287
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	11/01/2022		129,289
140,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	05/01/2025		98,168
45,000	East Baton Rouge, LA Mtg. Finance Authority (GNMA & FNMA Mtg.)[1]	5.600	04/01/2022	01/01/2011	B	44,465
10,000	East Baton Rouge, LA Mtg. Finance Authority (GNMA & FNMA Mtg.)[1]	5.700	10/01/2033	08/29/2030	B	9,940
10,000	East Baton Rouge, LA Mtg. Finance Authority (GNMA & FNMA Mtg.)[1]	6.200	10/01/2028	04/01/2009	A	10,167
35,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	10/01/2009	A	35,006
30,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	6.350	10/01/2028	04/01/2009	A	30,021
135,000	Iberville Parish, LA Pollution Control (Entergy Gulf States)[1]	5.700	01/01/2014	01/01/2014		128,072
1,245,000	Jefferson Parish, LA Home Mtg. Authority (Single Family Mtg.)[1]	5.550	06/01/2036	11/15/2011	B	1,212,543
610,000	Jefferson Parish, LA Home Mtg. Authority (Single Family Mtg.)[1]	5.875	12/01/2021	07/01/2012	B	611,293
255,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	11/01/2014	B	251,598
10,000	LA HFA (Single Family Mtg.)[1]	5.900	12/01/2011	09/01/2009	C	10,303
15,000	LA HFA (Single Family Mtg.)[1]	5.900	12/01/2011	06/01/2010	C	15,457
F22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Louisiana Continued
$1,145,000	LA HFA (Single Family Mtg.)[1]	6.375%	06/01/2033	06/01/2012	C	$1,174,885
410,000	LA HFA (Single Family Mtg.)[1]	7.450	12/01/2031	08/31/2009	C	421,197
25,000	LA HFA (St. Dominic Assisted Care)[1]	6.300	09/01/2015	09/01/2013	B	24,856
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,497,459
7,000,000	LA Public Facilities Authority (Centenary College)[1]	5.625	02/01/2019	01/09/2015	B	5,698,000
6,000,000	LA Public Facilities Authority (Louisiana Water Company)[1]	5.450	02/01/2013	08/01/2009	A	6,015,000
245,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.625	08/15/2029	07/18/2026	B	181,939
9,195,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	09/27/2016	B	5,862,272
52,460,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	05/10/2011	B	39,966,126
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		1,781,160
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.250	07/15/2011	07/15/2011		24,271
230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	10/02/2022	B	172,790
20,000	New Orleans, LA Finance Authority (Single Family Mtg.)[1]	5.350	12/01/2028	08/20/2009	B	19,200
5,000	New Orleans, LA Home Mtg. Authority (Single Family Mtg.)[1]	6.000	12/01/2021	02/01/2011	B	5,018
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	06/01/2017		25,043
15,000	Orleans Parish, LA Parishwide School District[1]	5.000	09/01/2014	09/01/2014		12,639
70,000	Orleans Parish, LA Parishwide School District[1]	5.000	09/01/2015	09/01/2015		57,028
15,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2021	09/13/2020	B	10,790
55,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2022	10/10/2020	B	37,196
50,000	Orleans Parish, LA Parishwide School District[1]	5.300	09/01/2014	09/01/2014		43,746
170,000	Orleans Parish, LA Parishwide School District[1]	5.375	09/01/2017	09/13/2016	B	136,612
15,000	Orleans Parish, LA School Board[1]	5.300	09/01/2012	09/01/2009	A	15,031
110,000	Orleans Parish, LA School Board[1]	5.300	09/01/2013	09/01/2009	A	110,188
150,000	Orleans Parish, LA School Board, Series B1	5.200	02/01/2014	08/01/2009	A	150,206
340,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.100	08/01/2019	12/26/2015	B	233,087
10,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.125	08/01/2010	02/05/2010	B	9,536
35,000	Slidell, LA Utilities[1]	5.550	04/01/2016	04/01/2009	A	35,044
30,000	St. John Baptist Parish, LA (USX Corp.)[1]	5.350	12/01/2013	12/01/2013		27,948
25,000	Tangipahoa Parish, LA School Board Sales & Use Tax[1]	5.350	03/15/2010	05/01/2009	A	25,073

						74,253,359
F23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Maine—0.4%
$1,800,000	Jay, ME Environmental Improvement (International Paper Company)[1]	6.250%	09/01/2023	09/01/2023		$1,296,072
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2018		246,182
5,025,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	6.200	09/01/2019	09/01/2019		3,902,465
2,000,000	ME Finance Authority Solid Waste Recycling Facilities (Great Northern Paper)	7.750	10/01/2022	10/01/2022		361,620
5,000	ME H&HEFA, Series A1	5.875	07/01/2025	07/01/2009	A	5,006
15,000	ME H&HEFA, Series A1	6.000	07/01/2024	07/01/2009	A	15,040
30,000	ME Hsg. Authority[1]	5.375	11/01/2012	05/15/2012	A	30,060
45,000	ME Hsg. Authority, Series C1	5.450	11/15/2023	05/15/2009	A	45,002
50,000	ME Municipal Bond Bank[1]	5.300	11/01/2018	05/01/2009	A	50,383
15,000	ME Municipal Bond Bank, Series B1	5.850	11/01/2020	06/01/2009	A	15,056
85,000	ME Municipal Bond Bank, Series D1	6.300	11/01/2014	05/01/2009	A	85,161
25,000	Winslow, ME (Crowe Rope Industries)[1]	6.000	03/01/2012	09/01/2009	A	25,056

						6,077,103

Maryland—0.2%
655,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)[1]	6.500	10/01/2011	04/01/2009	A	655,478
65,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)[1]	6.500	10/01/2011	04/01/2009	A	65,030
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.850	07/01/2014	07/01/2010	A	5,054
90,000	MD Community Devel. People’s Resource Center (Residential)[1]	5.150	03/01/2018	03/01/2010	A	90,666
25,000	MD Community Devel. People’s Resource Center (Residential)[1]	5.375	09/01/2024	03/01/2011	A	25,022
440,000	MD Community Devel. People’s Resource Center (Single Family)[1]	5.125	04/01/2021	04/01/2011	A	441,008
5,000	MD Community Devel. People’s Resource Center, Series C1	5.350	07/01/2041	02/12/2037	B	4,598
245,000	MD Community Devel. People’s Resource Center, Series C1	5.650	07/01/2039	07/01/2009	A	241,827
500,000	MD Community Devel. People’s Resource Center, Series D1	6.250	07/01/2031	01/01/2010	A	501,570
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	05/02/2023	B	64,997
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500	08/15/2020	09/22/2018	B	51,631
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.400	07/01/2028	07/01/2009	A	10,008
1,505,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750	07/01/2029	09/01/2013	B	1,502,171
F24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Maryland Continued
$80,000	Prince Georges County, MD Hsg. Authority (Langley Gardens Apartments)[1]	5.750%		08/20/2029	08/20/2010	A	$80,385
10,000	Prince Georges County, MD Hsg. Authority (Single Family)[1]	6.150		08/01/2019	06/01/2009	C	10,158

							3,749,603

Massachusetts—4.8%
25,000	Concord, MA GO1	4.900		07/15/2009	07/15/2009		25,089
35,000	MA Devel. Finance Agency (Curry College)[1]	6.000		03/01/2031	09/27/2026	B	30,077
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625		06/01/2019	06/01/2009	A	2,843,624
3,865,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200		02/20/2046	02/20/2020	A	3,902,452
9,430,000	MA Educational Financing Authority[1]	5.300		01/01/2016	12/03/2013	B	9,429,434
1,500,000	MA Educational Financing Authority, Series A1	5.920		12/01/2014	12/01/2010	A	1,524,540
970,000	MA Educational Financing Authority, Series A1	6.000		12/01/2016	12/01/2009	A	981,640
1,190,000	MA Educational Financing Authority, Series A1	6.050		12/01/2017	12/01/2009	A	1,201,234
30,000	MA Educational Financing Authority, Series E1	5.750		07/01/2012	07/01/2012		30,030
10,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.625		07/01/2013	07/01/2009	A	10,001
70,000	MA H&EFA (Cape Cod Healthcare)[1]	5.450		11/15/2023	10/22/2019	B	57,042
50,000	MA H&EFA (Capital Asset Program)[4]	2.282	[8]	07/01/2030	04/16/2009	D	32,085
155,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.625		07/01/2020	08/10/2018	B	128,053
215,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.700		07/01/2015	05/15/2012	B	196,491
17,300,000	MA H&EFA (Hebrew College)[4]	1.300	[8]	07/01/2031	10/20/2024	B	11,438,760
180,000	MA H&EFA (Schepens Eye Research Institute)[1]	6.500		07/01/2028	09/28/2020	B	131,215
1,255,000	MA H&EFA (Valley Regional Health System)[1]	5.750		07/01/2018	01/23/2017	B	1,086,391
850,000	MA H&EFA (Valley Regional Health System)[1]	6.375		07/01/2014	07/18/2013	B	814,487
3,005,000	MA HFA (Rental Mtg.)[1]	5.600		01/01/2045	09/18/2039	B	2,832,753
20,060,000	MA HFA (Rental Mtg.)[1]	6.150		07/01/2032	07/01/2009	A	20,301,723
150,000	MA HFA (Rental)[1]	6.250		07/01/2040	07/01/2009	A	151,845
130,000	MA HFA, Series A1	5.050		06/01/2010	06/01/2009	A	131,456
210,000	MA HFA, Series A1	5.150		12/01/2011	06/01/2009	A	212,270
35,000	MA HFA, Series A1	5.500		07/01/2040	02/24/2035	B	27,818
2,000,000	MA HFA, Series A1	6.000		07/01/2041	10/13/2036	B	1,930,760
50,000	MA HFA, Series E1	6.050		07/01/2020	07/01/2009	A	50,590
4,215,000	MA HFA, Series H1	6.650		07/01/2041	01/12/2031	A	4,248,931
570,000	MA Industrial Finance Agency (Arbors at Taunton)[1]	5.300		06/20/2019	06/20/2011	A	572,246
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	02/03/2016	B	234,297
1,000,000	MA Industrial Finance Agency (Heights Crossing)[1]	6.150		02/01/2035	02/01/2022	B	945,630
F25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Massachusetts Continued
$910,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.250%	12/01/2010	06/01/2009	A	$910,410
930,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.750	12/01/2025	01/18/2024	B	818,437
2,130,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.900	12/01/2029	07/01/2028	B	1,815,633
1,000,000	MA Port Authority (Delta Air Lines)[1]	5.500	01/01/2019	01/01/2019		629,430
16,500,000	MA Port Authority (Delta Air Lines)[1]	5.500	01/01/2022	01/01/2022		10,375,200
25,000	MA Port Authority (US Airways)[1]	5.500	09/01/2009	09/01/2009		23,464
225,000	MA Port Authority (US Airways)[1]	5.750	09/01/2016	10/12/2014	B	169,808
435,000	MA Port Authority (US Airways)[1]	6.000	09/01/2021	10/13/2019	B	327,912
1,095,000	MA Turnpike Authority, Series A1	5.125	01/01/2023	08/24/2020	B	982,357
950,000	MA Turnpike Authority, Series A1	5.550	01/01/2017	07/01/2009	A	953,477

						82,509,092

Michigan—0.9%
500,000	Detroit, MI GO	5.250	04/01/2014	04/01/2013	A	439,645
225,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	08/27/2014	B	113,387
25,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700	02/15/2015	10/13/2012	B	24,103
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	01/23/2019	B	115,610
20,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	04/01/2009	A	20,466
20,000	MI Higher Education Student Loan Authority[1]	5.400	06/01/2018	06/01/2018		17,557
250,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2028	07/25/2027	B	144,223
50,000	MI Hospital Finance Authority (Holland Community Hospital)[1]	5.625	01/01/2028	03/21/2025	B	43,965
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	05/15/2009	A	20,895
680,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100	10/01/2033	05/12/2026	B	653,310
75,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	04/10/2034	B	68,443
1,015,000	MI Job Devel. Authority Pollution Control (General Motors Corp.)[4]	5.550	04/01/2009	04/01/2009		355,250
25,000	MI Municipal Bond Authority[1]	7.100	11/01/2014	05/01/2009	A	25,107
1,035,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	01/05/2012	B	958,534
520,000	MI Strategic Fund Limited Obligation (Ford Motor Company), Series A	6.550	10/01/2022	10/01/2022		104,478
1,425,000	MI Strategic Fund Solid Waste (S.D. Warren & Company)[1]	7.375	01/15/2022	01/15/2022		1,079,466
12,980,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	07/12/2013	B	9,374,675
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	06/01/2009	A	750,848
F26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Michigan Continued
$55,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000%	12/01/2019	12/01/2019		$46,972
830,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2012	12/01/2012		829,527
20,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2014	12/01/2014		19,180
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2018	12/01/2018		22,187
10,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.375	12/01/2015	12/01/2015		9,531
25,000	Wexford County, MI Water Supply System[1]	5.850	11/01/2012	11/01/2009	A	25,815

						15,263,174

Minnesota—3.7%
25,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	03/01/2019	08/27/2012	A	27,295
58,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	04/01/2030	08/27/2012	A	61,517,120
45,000	Minneapolis, MN Multifamily Hsg. (Riverside Plaza)[1]	5.100	12/20/2018	06/20/2009	A	45,020
800,000	MN Agricultural & Economic Devel. Board[1]	7.250	08/01/2020	05/09/2015	B	751,744
225,000	MN HFA (Single Family Mtg.)[1]	5.600	07/01/2013	07/01/2009	A	225,475
885,000	St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)[1]	5.700	11/01/2015	06/30/2013	B	794,217

						63,360,871

Mississippi—0.6%
3,000,000	Adams County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2023		2,160,120
285,000	Biloxi, MS Hsg. Authority (Beauvoir Apartments)[1]	6.250	09/01/2031	02/03/2027	B	171,031
60,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.125	07/01/2015	07/01/2009	A	60,030
300,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2012	05/01/2009	A	300,177
290,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2013	05/01/2009	A	290,084
100,000	MS Business Finance Corp. (Bomaine Corp.)[1]	5.750	05/01/2015	05/01/2015		91,363
200,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2031		184,902
25,000	MS GO (Mississippi Small Enterprise)[1]	5.850	07/01/2014	07/01/2009	A	25,026
10,000	MS Higher Education Assistance Corp. (Student Loan)[1]	6.800	09/01/2016	09/01/2016		8,329
2,750,000	MS Higher Education Assistance Corp., Series C1	6.750	09/01/2014	09/01/2014		2,384,305
195,000	MS Higher Education Assistance Corp., Series C1	7.500	09/01/2009	09/01/2009		189,160
395,000	MS Home Corp. (Single Family Mtg.)[1]	5.300	12/01/2023	05/26/2011	B	383,604
F27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Mississippi Continued
$3,280,000	MS Home Corp. (Single Family Mtg.)[1]	6.350%	06/01/2030	04/05/2009	C	$3,342,189
365,000	MS Home Corp. (Single Family Mtg.)[1]	6.700	12/01/2029	12/01/2012	A	376,399
140,000	MS Home Corp. (Valley State Student Hsg.)	5.200	12/01/2023	01/08/2022	B	64,334
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/08/2027	B	48,092
20,000	MS Home Corp., Series A1	6.300	06/01/2031	06/01/2014	A	20,384
50,000	MS Small Business Enterprise[1]	5.700	12/01/2013	06/01/2009	A	50,081
20,000	Tupelo, MS GO1	5.900	08/01/2013	08/01/2009	A	20,275
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2023		774,043

						10,943,928

Missouri—0.8%
20,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.700	03/01/2026	04/09/2024	B	15,735
175,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.000	03/01/2014	09/06/2013	B	160,605
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125	03/01/2015	03/01/2015		112,283
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		88,244
1,275,000	Branson, MO IDA (Branson Hills Redevel.)[1]	6.250	05/01/2013	05/05/2011	B	1,248,722
4,095,000	Hanley/Eager Road, MO Transportation Devel. District[1]	6.750	12/01/2028	07/01/2009	A	4,096,392
1,170,000	Kansas City, MO Special Facilities (MCI Overhaul Base)[1]	5.625	09/01/2017	09/01/2017		1,096,079
1,200,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	08/01/2013	B	1,048,188
150,000	Lake of the Ozarks, MO Community Bridge Corp.[1]	5.250	12/01/2026	03/24/2024	B	103,454
20,000	Lees Summit, MO Tax (Summitwoods Crossing)[1]	6.250	05/01/2017	06/25/2015	B	18,182
1,050,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	09/01/2012	B	785,106
10,000	MO Environmental Improvement & Energy Resources Authority[1]	5.100	01/01/2011	07/01/2009	A	10,018
35,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2019	07/01/2009	A	35,102
205,000	MO Environmental Improvement & Energy Resources Authority (Missouri-American Water Company)[1]	5.900	03/01/2030	03/01/2030		194,389
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	08/01/2009	A	320,208
F28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Missouri Continued
$25,000	MO Environmental Improvement & Energy Resources Authority (Tri County Water Authority)[1]	5.750%	04/01/2019	05/11/2017	B	$23,229
25,000	MO H&EFA (St. Lukes-Shawnee Mission Health System)[1]	5.375	11/15/2021	12/24/2019	B	23,217
35,000	MO HDC (Single Family Hsg.)[1]	6.100	09/01/2024	09/01/2009	A	35,319
620,000	MO HDC (Single Family Hsg.)[1]	6.450	09/01/2029	09/01/2009	A	644,081
480,000	MO HDC (Single Family Hsg.)[1]	6.950	09/01/2030	09/01/2009	A	487,181
10,000	MO HDC (Single Family Mtg.)[1]	6.200	09/01/2025	11/20/2009	C	10,155
15,000	MO HDC (Single Family- Homeownership Loan)[1]	5.550	09/01/2018	03/01/2011	A	15,169
30,000	MO HDC (Truman Farm Villas)[1]	5.750	10/01/2011	04/01/2009	A	30,050
20,000	MO Higher Education Student Loan Authority[1]	5.650	02/15/2010	08/15/2009	A	20,037
200,000	Raymore, MO Tax Increment[1]	5.000	03/01/2012	03/01/2012		187,822
300,000	Raymore, MO Tax Increment[1]	5.000	03/01/2013	03/01/2013		272,610
275,000	Raymore, MO Tax Increment[1]	5.125	03/01/2014	03/01/2014		244,896
230,000	Raymore, MO Tax Increment[1]	5.125	03/01/2015	03/01/2015		198,122
2,215,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	07/21/2015	B	1,688,162
35,000	Sikeston, MO Electric[1]	5.000	06/01/2022	01/21/2020	B	30,735
500,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.100	11/01/2019	06/06/2018	B	400,770
10,000	St. Louis County, MO IDA (South Summit Apartments)[1]	6.050	04/20/2027	04/20/2009	A	10,007
675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	02/03/2012	B	475,524
10,000	University City, MO IDA (Canterbury Gardens)[1]	5.900	12/20/2020	06/20/2009	A	10,006

						14,139,799

Montana—0.4%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	10/01/2009	A	215,628
25,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.450	06/01/2027	11/23/2023	B	24,324
1,145,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.600	12/01/2023	09/15/2022	B	1,131,718
5,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	06/01/2030	05/05/2026	B	5,000
3,750,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	12/01/2035	03/01/2012	B	3,751,163
2,330,000	MT Higher Education Student Assistance Corp.[1]	6.400	12/01/2032	12/01/2032		2,036,676

						7,164,509

Multi States—1.3%
10,000,000	Centerline Equity Issuer Trust[1]	6.000	04/30/2015	04/30/2015		10,302,300
6,000,000	Munimae TE Bond Subsidiary[1]	5.125	11/29/2049	09/30/2015	D	4,208,040
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	D	5,215,120
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	B	1,807,020

						21,532,480
F29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Nebraska—0.3%
$35,000	Dawson County, NE Sanitation & Improvement District (IBP)[1]	5.550%	02/01/2017	08/26/2015	B	$30,092
10,000	NE Investment Finance Authority (Kearney Plaza)[1]	7.500	12/01/2023	07/01/2009	A	10,018
5,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.000	12/01/2015	06/01/2009	A	5,003
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	06/01/2009	A	30,011
20,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.350	09/01/2032	12/07/2028	B	19,669
100,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.650	03/01/2028	09/24/2024	B	99,306
490,000	NE Student Loan (Nebhelp)[1]	6.000	06/01/2028	09/12/2020	B	450,261
4,280,000	NE Student Loan (Nebhelp)[1]	6.400	06/01/2013	12/01/2010	B	4,335,726
105,000	Sarpy County, NE Sanitation & Improvement Districts No. 179 (Eagle Crest)[1]	5.700	10/01/2021	04/01/2009	A	105,007

						5,085,093

Nevada—0.6%
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	D	368,448
5,200,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	5.625	01/01/2032	01/26/2031	B	1,782,976
2,500,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	5.625	01/01/2034	07/15/2033	B	857,225
7,055,000	Las Vegas, NV Paiute Tribe, Series A1	6.125	11/01/2012	05/30/2010	B	6,935,912
200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	11/13/2015	B	184,478
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2015		185,473
115,000	NV Hsg. Division (Campaige Place)[1]	5.450	10/01/2018	04/01/2009	A	115,055
45,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.550	10/01/2028	07/28/2024	B	43,139
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	04/01/2010	A	294,011
5,000	NV Hsg. Division (Single Family Mtg.)[1]	5.300	04/01/2028	04/01/2009	B	4,771
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	10/01/2010	B	15,069
10,000	NV Hsg. Division (Single Family Mtg.), Series B1	5.650	10/01/2021	10/01/2010	A	10,078
60,000	Washoe County, NV (Reno/Sparks Convention)[1]	5.600	07/01/2010	06/01/2009	A	60,226
50,000	Washoe County, NV GO1	5.250	06/01/2011	06/01/2009	A	50,200
15,000	Washoe, NV HFC (Washoe Mills Apartments)[1]	6.125	07/01/2022	06/01/2009	A	15,011

						10,922,072
F30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New Hampshire—3.6%
$15,000	Manchester, NH Hsg. & Redevel. Authority, Series A1	6.000%	01/01/2011	01/01/2011		$15,049
2,000,000	Manchester, NH Hsg. & Redevel. Authority, Series A1	6.750	01/01/2014	01/01/2014		1,973,860
350,000	NH Business Finance Authority (Pennichuck Water Works)[1]	6.300	05/01/2022	05/01/2009	A	350,105
525,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2021		489,300
10,000,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2021		9,320,000
31,600,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2021		29,451,200
5,000,000	NH Business Finance Authority (United Illuminating Company)[1]	6.875	12/01/2029	02/01/2012	D	5,079,650
7,000,000	NH Business Finance Authority (United Illuminating Company)[1]	7.125	07/01/2027	02/01/2012	D	7,024,710
130,000	NH HE&HFA (Dartmouth College)[1]	5.550	06/01/2023	06/01/2023		129,359
125,000	NH HE&HFA (Franklin Pierce College)[1]	5.250	10/01/2018	11/08/2016	B	91,066
150,000	NH HE&HFA (New Hampton School)[1]	5.250	10/01/2018	09/03/2014	B	126,408
5,000	NH HFA[1]	6.125	01/01/2018	07/01/2009	A	5,006
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	01/01/2010	A	60,102
190,000	NH HFA (Single Family Mtg.)[1]	5.200	01/01/2024	06/05/2015	B	183,920
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	01/01/2012	A	10,108
70,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2017	07/01/2009	A	70,293
5,015,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2021	03/01/2010	C	5,020,968
15,000	NH HFA (Single Family Mtg.)[1]	6.150	07/01/2011	07/01/2009	A	15,029
50,000	NH HFA (Single Family Mtg.)[1]	6.150	07/01/2029	12/01/2011	A	50,794
755,000	NH HFA (Single Family Mtg.)[1]	6.300	07/01/2031	01/01/2012	A	782,074
1,000,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	11/01/2016	11/01/2016		966,480
35,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	08/01/2018	08/01/2018		32,880

						61,248,361

New Jersey—2.2%
3,550,000	NJ EDA (Continental Airlines)[1]	6.625	09/15/2012	09/15/2012		2,971,989
320,000	NJ EDA (Hackensack Water Company)[1]	5.800	03/01/2024	09/01/2009	A	320,525
5,870,000	NJ EDA (Trigen-Trenton District Energy Company)[1]	6.200	12/01/2010	06/01/2009	A	5,872,407
5,670,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	07/01/2009	A	5,670,170
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	07/01/2019	B	4,736,400
F31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New Jersey Continued
$545,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250%	07/01/2014	03/02/2012	B	$504,496
2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000	06/01/2015	06/01/2010	A	2,617,498
1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.100	06/01/2016	06/01/2010	A	1,174,277
1,375,000	NJ Hsg. & Mtg. Finance Agency, Series U1	5.750	04/01/2018	10/01/2009	A	1,381,174
5,525,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	09/08/2012	B	4,049,549
8,695,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375	06/01/2013	06/01/2009	A	8,765,690

						38,064,175

New Mexico—1.3%
3,500,000	Bernalillo County, NM Multifamily Hsg. (Mountain View)[1]	7.500	09/20/2033	09/20/2009	A	3,677,730
30,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000	06/01/2016	07/07/2014	B	28,628
3,045,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.700	12/01/2016	12/01/2016		2,649,759
4,235,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.375	04/01/2022	04/01/2022		3,640,660
12,000,000	Farmington, NM Pollution Control (Tucson Electric Power Company)[1]	6.950	10/01/2020	10/01/2020		11,892,600
190,000	Hobbs, NM Health Facilities (Evangelical Lutheran Good Samaritan Society)[1]	5.500	05/01/2026	04/08/2022	B	161,842
20,000	Jemez Mountain, NM Public School District No. 53[1]	5.700	11/01/2009	05/01/2009	A	20,051
25,000	NM Educational Assistance Foundation[1]	6.650	11/01/2025	05/01/2009	A	25,002
20,000	NM Mtg. Finance Authority (Bluffs at Tierra Contenta)[1]	5.200	01/01/2019	07/01/2009	A	20,003
15,000	NM Mtg. Finance Authority (Rio Volcan Apartments)[1]	5.650	07/01/2018	07/01/2009	A	15,029
30,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.000	09/01/2022	03/01/2012	B	28,726
10,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.350	07/01/2023	12/31/2012	B	9,756
5,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.875	09/01/2021	02/01/2011	B	5,001
225,000	NM Regional Hsg. Authority (Washington Place Apartments)[1]	5.500	08/15/2020	10/30/2017	B	172,622
15,000	Santa Fe, NM Single Family Mtg. (FNMA & GNMA Mtg. Backed Securities), Series A1	6.300	11/01/2028	05/01/2009	A	15,010
125,000	Villa Hermosa, NM Affordable Hsg. Corp. (Villa Hermosa Apartments)	5.900	05/20/2027	12/14/2022	B	102,556

						22,464,975
F32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York—0.6%
$10,000,000	NY Tobacco Settlement Financing Corp., Series B1	5.500%	06/01/2017	06/01/2011	A	$10,182,700
500,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	08/01/2012		427,300

						10,610,000

North Carolina—0.5%
2,000,000	Charlotte, NC Douglas International Airport, Series B1	6.000	07/01/2028	12/17/2026	B	1,981,760
115,000	NC Eastern Municipal Power Agency[1]	5.750	01/01/2026	05/26/2024	B	108,443
75,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	07/01/2009	A	75,231
30,000	NC Eastern Municipal Power Agency, Series B1	6.250	01/01/2023	01/01/2023		30,005
3,180,000	NC HFA[1]	5.750	03/01/2017	09/01/2009	A	3,239,689
2,105,000	NC HFA[1]	6.000	07/01/2016	07/01/2009	A	2,112,115
15,000	NC HFA (Single Family)[1]	5.350	09/01/2028	01/01/2014	B	14,370
105,000	NC HFA (Single Family)[1]	5.600	09/01/2019	09/01/2009	A	106,378
1,395,000	NC HFA (Single Family)[1]	6.250	03/01/2028	09/01/2009	A	1,404,723

						9,072,714

North Dakota—0.7%
60,000	Fargo, ND Health System (Meritcare Hospital/Meritcare Med Group Obligated Group)[1]	5.375	06/01/2027	12/08/2022	B	51,882
3,370,000	Grand Forks, ND Health Care Facilities (United Health Resources)[1]	6.125	12/01/2014	07/01/2009	A	3,370,674
570,000	Grand Forks, ND Health Care Facilities (United Hospital/United Health Resources Obligated Group)[4]	6.100	12/01/2009	06/01/2009	A	570,610
7,510,000	Grand Forks, ND Health Care System (Altru Health System)[1]	5.600	08/15/2017	10/24/2015	B	7,289,957
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500	08/01/2023	09/09/2021	B	84,430
5,000	ND HFA[1]	5.150	01/01/2019	01/01/2011	A	5,049
60,000	ND HFA (Home Mtg.)[1]	5.150	07/01/2014	07/01/2010	A	60,705
15,000	ND HFA (Home Mtg.)[1]	5.750	07/01/2017	07/01/2009	A	15,282
5,000	ND HFA (Home Mtg.)[1]	5.850	07/01/2028	07/01/2009	A	5,001
45,000	ND HFA (Home Mtg.)[1]	5.950	07/01/2017	07/01/2009	A	46,184
80,000	ND HFA, Series B1	5.300	07/01/2024	07/14/2009	B	77,857
25,000	ND HFA, Series C1	5.650	07/01/2013	07/01/2010	A	25,613
15,000	ND HFA, Series F1	5.550	01/01/2012	01/01/2010	A	15,341
50,000	Oliver County, ND Solid Waste (Square Butte Electric Cooperative)[1]	5.450	01/01/2024	01/01/2024		46,450
45,000	Williston, ND Health Facilities (Catholic Health Corp.)[1]	5.500	11/15/2014	11/15/2009	A	45,142

						11,710,177
F33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Ohio—6.3%
$100,000	Adams County, OH Valley Local School District[1]	5.250%		12/01/2021	07/01/2009	A	$100,054
70,000	Akron, OH Economic Devel.[1]	5.000		12/01/2018	12/01/2009	A	70,849
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[5]	06/01/2037	01/06/2023	B	1,860,050
113,525,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	10/02/2013	B	81,341,798
6,895,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	10/02/2013	B	5,085,890
70,000	Centerville, OH GO1	5.625		12/01/2026	07/01/2009	A	70,165
50,000	Columbus, OH Sewer Improvement Bonds[1]	6.000		09/15/2010	09/15/2009	A	51,172
5,000	Cuyahoga County, OH Hospital (University Hospitals of Cleveland)[1]	9.000		06/01/2011	06/01/2009	C	5,434
1,250,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/ Canton Obligated Group)[1]	7.500		01/01/2030	07/01/2010	B	1,203,463
345,000	Cuyahoga County, OH Utility System (The Medical Center Company)[1]	5.850		08/15/2010	08/15/2009	A	345,597
50,000	Dayton, OH Special Facilities (EAFC/EWA Obligated Group)[1]	5.625		02/01/2018	08/01/2009	A	50,310
2,785,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)[1]	7.500		12/01/2016	06/01/2014	B	2,528,780
100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)[1]	5.800		12/20/2028	12/20/2013	A	101,804
20,000	Franklin County, OH Mtg. (Villas at St. Therese)[1]	5.500		07/01/2021	01/24/2020	B	14,799
1,790,000	Grove City, OH Tax Increment Financing[1]	5.125		12/01/2016	06/12/2013	B	1,473,009
25,000	Lake County, OH Sewer District Improvements[1]	5.850		12/01/2016	06/01/2009	A	25,054
650,000	Lucas County, OH GO1	6.500		12/01/2016	06/01/2009	A	652,782
200,000	Lucas County, OH Hospital (Toledo Hospital/ Flower Hospital Obligated Group)[1]	5.750		11/15/2011	05/01/2009	A	200,310
20,000	Miamisburg, OH (Municipal Golf Course)[1]	5.100		12/01/2021	06/01/2009	A	20,005
20,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375		02/15/2012	08/15/2009	A	20,006
35,000	OH Air Quality Devel. Authority (FirstEnergy Solutions Corp.)[1]	7.250		11/01/2032	11/01/2012	D	35,718
45,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300		06/01/2028	06/01/2009	A	45,016
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450		06/01/2022	05/22/2019	B	454,563
5,000	OH Economic Devel. (Enterprise Bond Fund)[4]	6.500		12/01/2009	06/01/2009	A	5,011
240,000	OH Environmental Facilities (Ford Motor Company)	5.950		09/01/2029	09/01/2029		48,050
45,000	OH HFA[1]	5.250		09/01/2030	11/17/2026	B	41,054
790,000	OH HFA, Series D1	5.450		09/01/2031	05/16/2009	B	778,205
F34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Ohio Continued
$30,000	OH Water Devel. Authority[1]	9.375%	12/01/2010	06/01/2009	A	$32,124
60,000	Pike County, OH Hospital Facilities (Pike Health Services)[1]	6.750	07/01/2017	11/26/2013	B	54,397
10,000	Pleasant, OH Local School District[1]	5.100	12/01/2018	06/01/2009	A	10,011
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300	02/15/2024	12/19/2017	B	1,479,910
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	02/27/2030	B	1,370,129
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)[1]	5.300	08/15/2013	08/15/2013		211,738
35,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.450	12/01/2028	01/09/2027	B	33,611
40,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)[1]	5.250	12/01/2018	12/01/2010	A	40,225
6,620,000	Toledo-Lucas County, OH Port Authority (Bax Global)[1]	6.250	11/01/2013	08/25/2011	B	5,968,393
880,000	Tuscarawas County, OH (Union Hospital Assoc.)[1]	6.375	10/01/2011	04/01/2009	A	880,792
1,470,000	Tuscarawas County, OH (Union Hospital Assoc.)[1]	6.500	10/01/2021	10/09/2017	B	1,448,420
90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)[1]	6.200	03/01/2020	05/21/2017	B	68,414

						108,227,112

Oklahoma—0.2%
450,000	Ardmore, OK Devel. Authority Tax[1]	5.000	11/01/2010	05/06/2010	B	443,439
85,000	Cherokee County, OK EDA (NSU Student Hsg.)[1]	5.250	12/01/2034	06/03/2030	B	56,422
65,000	Edmond, OK EDA Student Hsg. (Collegiate Hsg. Foundation)[1]	5.375	12/01/2019	04/10/2016	B	56,726
100,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.300	09/01/2026	05/02/2009	B	98,211
15,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.400	09/01/2022	07/21/2010	A	15,290
100,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.500	09/01/2028	11/24/2011	B	100,484
25,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.750	03/01/2029	11/01/2015	B	24,571
75,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.850	09/01/2020	03/01/2011	A	77,273
15,000	OK HFA (Single Family Homeownership Loan Program)[1]	6.200	09/01/2028	03/01/2011	A	15,226
190,000	OK HFA (Single Family Homeownership Loan Program)[1]	6.400	09/01/2030	03/01/2010	A	193,454
30,000	OK HFA (Single Family Mtg.)[1]	5.250	03/01/2022	04/02/2011	B	29,107
15,000	OK HFA (Single Family Mtg.)[1]	5.350	09/01/2020	09/01/2010	A	15,065
F35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Oklahoma Continued
$10,000	OK HFA (Single Family Mtg.)[1]	5.350%	09/01/2025	01/05/2015	B	$9,760
45,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	11/11/2009	B	44,833
35,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	5.950	10/01/2035	02/01/2022	A	36,161
2,155,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2017	A	2,237,709
10,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	6.250	06/01/2020	06/01/2020		6,540

						3,460,271

Oregon—0.2%
10,000	Brooks, OR Community Sewer District[1]	7.000	06/01/2009	06/01/2009		10,088
25,000	Newberg, OR Public Safety[1]	5.250	12/01/2012	06/01/2009	A	25,078
75,000	Northern Wasco County, OR People’s Utility District (Bonneville Power Administration)[1]	5.200	12/01/2024	06/01/2009	A	75,143
15,000	OR Bond Bank (Economic Devel. Dept.)[1]	5.500	01/01/2013	07/01/2009	A	15,042
45,000	OR Bond Bank (Economic Devel. Dept.)[1]	6.000	01/01/2015	07/01/2009	A	45,176
25,000	OR GO1	5.375	08/01/2028	02/21/2024	B	24,025
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2012	08/01/2009	A	40,089
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2013	08/01/2009	A	35,064
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	08/01/2009	A	20,015
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	08/01/2009	A	25,012
30,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	08/01/2009	A	30,026
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	08/01/2009	A	15,013
60,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	08/01/2009	A	60,029
275,000	OR GO (Veterans Welfare)[1]	6.000	04/01/2032	04/01/2010	A	276,056
20,000	OR Health & Science University[1]	5.250	07/01/2015	08/07/2013	B	19,904
50,000	OR Hsg. & Community Services Dept. (Multifamily)[1]	5.700	07/01/2029	07/01/2029		49,521
10,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	5.100	07/01/2021	07/01/2011	A	10,015
210,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	5.950	07/01/2030	07/01/2010	A	210,277
50,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	6.050	07/01/2042	07/01/2010	A	50,030
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.)[1]	6.800	07/01/2027	07/01/2009	A	10,010
60,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A1	5.800	07/01/2016	07/01/2009	A	61,711
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A1	6.000	07/01/2011	07/01/2009	A	25,046
5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A1	6.200	07/01/2027	07/01/2009	A	5,005
F36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Oregon Continued
$10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B4	5.200%	07/01/2009	07/01/2009		$10,032
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B1	5.450	07/01/2029	07/02/2011	B	24,145
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B1	6.200	07/01/2027	07/01/2009	A	10,003
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series C1	6.400	07/01/2026	07/01/2009	A	20,011
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series E1	6.000	07/01/2027	09/06/2011	B	14,928
30,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	12/15/2009	C	30,270
195,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.650	07/01/2028	05/26/2012	B	190,533
60,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H1	5.650	07/01/2028	06/07/2024	B	59,577
45,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H1	6.000	07/01/2027	07/01/2009	A	45,006
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M1	5.700	07/01/2011	07/01/2009	A	10,050
120,000	OR Hsg. & Community Services Dept., Series B1	5.900	07/01/2019	07/01/2009	A	120,252
25,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	11/25/2017	B	24,926
30,000	Port Umatilla, OR Water[1]	6.375	08/01/2009	08/01/2009		30,385
60,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	08/01/2009	A	60,196
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	03/24/2015	B	822,190

						2,609,879

Pennsylvania—2.9%
4,040,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	07/01/2014		3,584,692
7,065,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	11/01/2010	A	7,092,130
8,000,000	Beaver County, PA IDA (First Energy General Corp.)[1]	7.125	06/01/2028	06/01/2011	A	8,075,280
8,060,000	Carbon County, PA IDA (Panther Creek Partners)[1]	6.650	05/01/2010	05/31/2009	B	8,068,141
1,000,000	Clarion County, PA Hospital Authority (Clarion Hospital)[1]	5.750	07/01/2012	07/01/2009	A	1,014,000
12,300,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	11/01/2027		5,824,296
8,120,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	11/01/2027		3,844,576
F37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Pennsylvania Continued
$2,000,000	PA EDFA (Northampton Generating)[1]	6.500%		01/01/2013	12/24/2010	B	$1,602,120
1,500,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750		09/01/2020	09/12/2016	B	1,410,225
10,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	07/17/2014	B	8,226,900
455,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	4.750		04/01/2034	07/02/2024	B	434,780
25,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000		07/01/2015	07/01/2015		24,662

							49,201,802

Rhode Island—2.8%
3,500,000	Central Falls, RI Detention Facility[1]	6.750		01/15/2013	05/17/2011	B	3,070,305
25,000	Providence, RI Public Building Authority, Series B1	5.500		12/15/2014	06/15/2009	A	25,079
290,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800		09/01/2022	02/04/2021	B	281,831
80,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	04/01/2009	A	80,082
50,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250		05/15/2026	05/27/2025	B	46,371
25,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.200		04/01/2019	04/01/2009	A	25,030
30,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.400		10/01/2026	02/22/2018	B	28,877
25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375		04/01/2024	01/31/2021	B	24,434
20,000	RI Student Loan Authority	5.250		12/01/2011	12/01/2009	A	20,131
18,835,000	RI Student Loan Authority[3]	6.000		12/01/2023	10/10/2021	B	18,509,351
105,000	RI Student Loan Authority[1]	6.450		12/01/2015	06/01/2009	A	105,196
1,370,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	06/20/2026	B	884,253
350,000,000	RI Tobacco Settlement Financing Corp. (TASC)	6.950	[2]	06/01/2052	06/01/2052		3,556,000
3,145,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000		06/01/2023	11/24/2010	B	2,820,090
24,345,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	09/25/2018	B	17,594,618

							47,071,648

South Carolina—1.6%
215,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	5.000		10/01/2022	04/01/2009	A	218,492
530,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	5.500		10/01/2019	04/01/2009	A	540,160
F38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

South Carolina Continued
$20,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	6.000%		10/01/2009	04/01/2009	A	$20,091
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700		10/01/2021	10/01/2021		77,125
15,000	Horry County, SC Airport[1]	5.700		07/01/2027	06/15/2023	B	14,666
840,000	Orangeburg County, SC Solid Waste (South Carolina Electric & Gas Company)[1]	5.700		11/01/2024	11/01/2024		799,168
110,000	Piedmont, SC Municipal Power Agency[1]	5.250		01/01/2021	01/15/2020	B	109,657
1,190,000	Richland County, SC Educational Facilities (Benedict College)[1]	6.250		07/01/2014	01/26/2013	B	1,053,186
2,335,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2023		1,664,225
1,630,000	SC Connector 2000 Assoc. Toll Road, Series B	4.673	[2]	01/01/2011	01/01/2011		1,239,371
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[2]	01/01/2021	01/01/2021		477,628
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[2]	01/01/2026	01/01/2026		133,135
725,000	SC Educational Facilities Authority (Benedict College)[1]	5.750		07/01/2017	03/02/2015	B	585,532
25,000	SC GO1	5.250		06/01/2009	06/01/2009		25,098
25,000	SC GO1	5.250		06/01/2010	06/01/2009	A	25,092
395,000	SC Hsg. Finance & Devel. Authority[1]	5.875		07/01/2009	07/01/2009		396,620
20,000	SC Hsg. Finance & Devel. Authority[1]	5.950		07/01/2029	05/01/2009	A	20,000
90,000	SC Hsg. Finance & Devel. Authority, Series A1	5.400		07/01/2021	01/01/2011	A	90,528
45,000	SC Hsg. Finance & Devel. Authority, Series A1	6.200		07/01/2015	05/01/2009	A	45,051
10,000	SC Hsg. Finance & Devel. Authority, Series A-1[1]	6.200		07/01/2009	07/01/2009		10,037
10,000	SC Hsg. Finance & Devel. Authority, Series A-2[1]	5.300		07/01/2019	07/01/2009	A	10,008
5,000	SC Hsg. Finance & Devel. Authority, Series A-2[1]	6.750		07/01/2026	07/01/2009	A	5,004
10,000	SC Ports Authority[1]	5.000		07/01/2017	07/01/2017		9,742
25,000	SC Ports Authority[1]	5.000		07/01/2018	07/01/2018		24,145
160,000	SC Ports Authority[1]	5.300		07/01/2026	12/02/2022	B	147,726
20,000,000	SC Tobacco Settlement Management Authority[1]	5.000		06/01/2018	08/01/2010	B	19,156,800
80,000	SC Western Carolina Regional Sewer Authority[1]	5.500		03/01/2010	09/01/2009	A	82,963

							26,981,250

South Dakota—1.7%
15,930,000	SD Education Loans[1]	5.600		06/01/2020	06/01/2020		15,336,448
10,460,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	09/12/2029	B	7,277,127
F39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

South Dakota Continued
$45,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650%	04/01/2022	08/13/2018	B	$42,335
4,295,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375	05/01/2018	11/01/2009	C	4,316,647
35,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375	05/01/2018	05/01/2009	A	36,249
1,510,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750	05/01/2031	01/01/2011	B	1,507,478

						28,516,284

Tennessee—0.1%
10,000	Blount County, TN Hospital, Series B1	5.125	07/01/2019	01/23/2018	B	9,297
50,000	Columbia, TN Electric System[1]	5.625	09/01/2017	09/01/2009	A	50,171
5,000	Memphis, TN HFC (Saint’s Court Apartments)[1]	6.000	09/01/2013	09/01/2009	A	5,011
215,000	Memphis-Shelby County, TN Airport Authority[1]	6.000	03/01/2024	04/12/2022	B	211,046
50,000	Shelby County, TN HE&HF (Christian Brothers University)[1]	5.750	09/01/2012	09/01/2009	A	50,004
85,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)[1]	6.350	10/01/2015	11/16/2013	B	72,244
355,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)[1]	6.400	10/01/2020	11/14/2018	B	283,176
15,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.250	07/01/2022	01/01/2012	A	15,132
35,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.375	07/01/2023	11/30/2020	B	34,190
25,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.500	07/01/2013	01/01/2010	A	25,256
80,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.550	01/01/2021	01/01/2011	A	80,703
30,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.850	07/01/2023	10/01/2014	B	29,995
20,000	Unicoi County, TN HE&HF (Erwin Health Care Associates)[1]	5.875	03/20/2016	09/20/2009	A	20,026

						886,251

Texas—8.1%
20,000	Abilene, TX HFDC (Hendrick Medical Center)[4]	5.850	09/01/2010	09/01/2009	A	20,020
105,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	6.000	09/01/2013	09/01/2009	A	105,044
50,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	6.150	09/01/2025	09/02/2021	B	46,148
605,000	Austin, TX Utility System	6.730[2]	11/15/2014	11/15/2014		405,846
125,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)[1]	5.750	12/01/2013	05/25/2011	B	99,108
120,000	Bexar County, TX HFC (Doral Club)[1]	8.750	10/01/2036	10/01/2036		85,693
1,085,000	Brazos River Authority, TX (Johnson County Surface Water and Treatment System)[1]	5.800	09/01/2011	09/01/2009	A	1,086,411
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	10/01/2038	10/01/2038		69,248
290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625	05/15/2033	05/15/2033		207,483
17,845,000	Capital Area, TX HFC (AHF Affordable Hsg.)[1]	1.160[8]	01/01/2039	01/01/2039		13,616,627
F40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$25,000	Cass County, TX IDC (International Paper Company)[1]	6.000%	09/01/2025	09/01/2025		$16,692
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600	03/15/2024	03/15/2024		208,269
580,000	Charterwood, TX Municipal Utility District[1]	5.800	05/01/2009	05/01/2009		581,201
60,000	Collin County, TX HFC (Community College District Foundation)	5.250	06/01/2023	07/07/2021	B	37,361
5,000	Connally, TX Consolidated Independent School District[1]	5.625	08/15/2029	08/15/2009	A	5,003
2,500,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2020	11/01/2020		2,459,550
20,000,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2021	11/01/2021		19,784,600
6,250,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2023	08/23/2022	B	6,251,375
6,500,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2024	11/15/2023	B	6,493,110
8,000,000	Dallas-Fort Worth, TX International Airport[1]	6.100	11/01/2019	11/01/2009	A	8,011,440
2,500,000	Dallas-Fort Worth, TX International Airport[1]	6.250	11/01/2028	11/01/2009	A	2,502,875
100,000	De Soto, TX Park Devel. Corp.[1]	5.250	02/15/2016	02/15/2016		100,138
15,000	Dilley, TX Special Project (Dept. of Criminal Justice)[1]	7.000	04/01/2009	04/01/2009		15,000
165,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	03/22/2016	B	150,501
165,000	Fort Bend County, TX Municipal Utility District No. 23[1]	6.125	09/01/2028	03/30/2027	B	158,078
35,000	Galveston County, TX HFC (Friendswood)[1]	6.200	10/01/2021	04/01/2009	A	35,030
100,000	Galveston County, TX HFC (Friendswood)[1]	6.250	04/01/2029	04/01/2009	A	100,025
85,000	Grand Prairie, TX Metropolitan Utility & Reclamation District[1]	5.800	04/01/2011	04/01/2011		84,471
1,265,000	Grand Prairie, TX Metropolitan Utility & Reclamation District[1]	6.500	04/01/2012	04/01/2009	A	1,264,975
4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500	05/01/2025	10/01/2012	D	4,499,044
110,000	Gulf Coast, TX IDA (Valero Energy Corp.)[1]	5.600	12/01/2031	12/01/2031		79,736
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	04/01/2028		315,639
30,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	6.650	04/01/2032	04/01/2032		25,155
2,136,000	Harris County, TX HFC[1]	6.300	09/01/2032	01/01/2019	B	2,120,364
12,470,000	Harris County, TX HFDC (St. Lukes Episcopal Hospital)[1]	6.750	02/15/2021	08/15/2009	A	12,500,552
65,000	Harris County, TX IDC (Continental Airlines)[1]	5.375	07/01/2019	08/09/2014	B	39,929
2,281,000	Heart of TX HFC (Waco Parkside Village)[1]	7.400	09/20/2035	09/20/2015	A	2,439,119
920,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	07/15/2009	A	920,083
4,960,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	07/09/2013	B	3,492,683
F41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$50,000	Houston, TX Airport System (Continental Airlines)[1]	5.375%	07/15/2011	07/15/2009	A	$50,079
10,000	Houston, TX Airport System (People Mover)[1]	5.375	07/15/2012	07/15/2009	A	10,014
45,000	Houston, TX Airport System, Series A1	5.000	07/01/2028	07/13/2027	B	38,568
50,000	Houston, TX Airport System, Series A1	6.000	07/01/2010	07/01/2009	A	50,600
3,900,000	Houston, TX Airport System, Series A1	6.000	07/01/2011	07/01/2009	A	3,945,201
825,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	12/30/2010	C	843,662
1,780,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625	02/01/2020	08/01/2009	A	1,784,681
80,000	Leander, TX Independent School District	5.562[2]	08/15/2015	08/15/2009	A	56,143
35,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.500	06/01/2017	06/01/2009	A	35,022
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600	12/01/2029	08/15/2024	B	87,314
145,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.750	07/01/2012	04/13/2010	B	126,576
50,000	Matagorda County, TX Navigation District (Centerpoint Energy)[1]	5.250	11/01/2029	11/01/2029		35,661
85,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.500	01/01/2012	09/02/2010	B	81,229
35,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.600	01/01/2017	12/30/2014	B	29,752
45,000	Midland County, TX Hospital District[1]	5.375	06/01/2016	07/09/2014	B	44,544
16,000,000	Mission, TX EDC (Waste Management)	6.000	08/01/2020	08/01/2013	D	15,296,960
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000	03/01/2019	09/01/2009	A	50,032
25,000	North Forest, TX Municipal Water District (Murphy Sanitation & Sewer System)[1]	6.200	07/10/2009	07/10/2009		25,038
250,000	North TX Tollway Authority (Dallas North Tollway System)[1]	5.375	01/01/2016	07/01/2009	A	250,200
20,000	Northampton, TX Municipal Utility District (Waterworks and Sewer)[1]	5.700	03/01/2014	09/01/2009	A	20,070
80,000	Odessa, TX Junior College District[1]	5.000	12/01/2019	06/01/2009	A	80,000
705,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	12/01/2010	B	695,172
285,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.750	01/01/2038	01/09/2014	B	276,099
2,500,000	Port of Corpus Christi, TX IDC (Valero Energy Corp.)[1]	5.400	04/01/2018	12/11/2014	B	2,065,375
12,190,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	5.750	05/01/2030	11/01/2011	D	7,478,199
620,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		308,717
430,000	Southeast TX HFC[1]	4.750	01/01/2037	08/15/2009	B	410,392
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375	08/15/2021	08/15/2009	A	40,066
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		103,165
F42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$6,350,000	TX Angelina & Neches River Authority (Temple-Inland)[1]	5.650%	09/01/2012	09/01/2012		$5,838,063
70,000	TX Dept. of Hsg. & Community Affairs[1]	5.250	07/01/2018	01/01/2011	A	70,736
10,000	TX Dept. of Hsg. & Community Affairs[1]	5.350	07/01/2033	01/02/2029	B	9,197
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550	12/01/2024	05/09/2022	B	68,844
20,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.250	07/01/2022	05/01/2015	B	19,302
155,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.500	01/01/2021	01/01/2011	A	156,628
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/17/2019	B	55,893
35,000	TX GO1	6.000	12/01/2030	11/23/2026	B	34,488
500,000	TX Lower CO River Authority Pollution Control (Samsung Electronics Company)[1]	6.950	04/01/2030	04/01/2030		417,705
1,365,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6]	6.250	03/01/2010	06/16/2009	B	1,132,909
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6]	6.625	03/01/2020	03/11/2016	B	2,923,816
2,860,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6]	6.750	03/01/2031	10/24/2026	B	1,763,333
100,000	TX Veterans Hsg. Assistance[1]	6.100	06/01/2021	06/01/2010	A	100,782
340,000	TX Veterans Hsg. Assistance, Series B1	6.100	06/01/2031	12/21/2027	B	339,555
60,000	Washington County, TX HFDC (Trinity Community Medical Center of Brenham/Trinity Care Center Obligated Group)[1]	5.750	06/01/2024	07/11/2022	B	44,225
625,000	Willow Fork, TX Drain District, Series A1	5.250	09/01/2011	09/01/2009	A	625,306

						138,352,939

U.S. Possessions—2.6%
1,135,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2013	B	808,370
500,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250	07/01/2024	04/25/2021	B	484,905
400,000	Puerto Rico Public Finance Corp., Series A1	5.000	08/01/2027	02/01/2012	D	388,020
6,410,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030	02/01/2012	D	6,259,045
14,870,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2031	02/01/2012	D	14,519,812
22,240,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	D	22,001,142
750,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	02/27/2016	B	719,310

						45,180,604

Utah—0.6%
6,300,000	Carbon County, UT Solid Waste Disposal (Allied Waste Industries)[1]	7.500	02/01/2010	08/01/2009	A	6,300,630
1,632,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	06/15/2011	B	1,571,126
F43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Utah Continued
$885,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625%	11/01/2023	05/01/2009	A	$886,770
375,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.650	11/01/2023	05/01/2009	A	375,761
30,000	Intermountain, UT Power Agency[1]	5.000	07/01/2013	07/01/2009	A	30,079
270,000	UT HFA[1]	5.950	01/01/2029	01/01/2010	A	270,005
25,000	UT Hsg. Corp. (Single Family Mtg.)[1]	6.000	07/01/2015	07/01/2009	A	25,028
55,000	UT State Building Ownership Authority, Series A1	5.750	08/15/2011	08/15/2009	A	55,825
15,000	UT University Campus Facilities System, Series A1	6.750	10/01/2014	02/05/2011	B	14,788
60,000	Utah County, UT Hospital (IHC Health Services)[1]	5.250	08/15/2026	08/15/2009	A	60,196

						9,590,208

Vermont—0.0%
25,000	Burlington, VT Airport[1]	5.600	07/01/2017	07/01/2009	A	25,009
100,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	07/01/2009	A	100,016
10,000	Burlington, VT Airport, Series B1	5.850	07/01/2011	07/01/2009	A	10,016
50,000	VT HFA[1]	5.400	02/15/2012	08/15/2009	A	50,097
30,000	VT HFA (Single Family)[1]	5.500	11/01/2021	04/21/2018	B	29,576
35,000	VT HFA (Single Family), Series 11A1	5.900	05/01/2019	08/15/2009	C	35,861

						250,575

Virginia—0.5%
425,000	Norfolk, VA EDA, Series B1	5.625	11/01/2015	01/24/2013	B	342,032
100,000	Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)[1]	5.550	01/01/2031	12/11/2026	B	93,243
750,000	VA Gateway Community Devel. Authority[1]	6.375	03/01/2030	09/02/2023	B	522,233
10,000	VA Hsg. Devel. Authority (Multifamily)[1]	6.125	05/01/2012	05/01/2009	A	10,016
8,170,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.550	01/01/2027	02/08/2025	B	8,105,539
150,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.625	10/01/2020	10/01/2010	A	151,475

						9,224,538

Washington—2.1%
10,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200	11/01/2027	12/13/2022	B	9,813
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	07/01/2009	A	25,066
160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000	12/01/2025	11/27/2021	B	160,592
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	12/18/2023	B	7,357
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	12/13/2021	B	90,896
15,000	Port Chelan County, WA GO1	6.000	12/01/2011	06/01/2009	A	15,029
100,000	Port Grays Harbor, WA GO1	6.375	12/01/2014	12/01/2009	A	100,720
F44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Washington Continued
$45,000	Port of Seattle, WA Special Facility[1]	6.000%	09/01/2029	06/19/2026	B	$43,458
25,000	Port Vancouver, WA GO1	5.350	12/01/2010	12/01/2009	A	25,061
245,000	Prosser, WA Water & Sewer[1]	5.400	09/01/2012	09/01/2009	A	245,779
50,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2014	07/01/2009	A	50,302
15,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2020	07/01/2009	A	15,040
75,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)[1]	5.850	12/01/2022	06/01/2009	A	75,042
105,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)[1]	5.900	12/01/2027	12/01/2009	A	105,015
25,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)[1]	5.900	06/01/2029	06/01/2009	A	25,002
1,500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	6.000	01/01/2028	03/01/2026	B	1,187,130
15,000	Vancouver, WA Hsg. Authority (Office Building)[1]	5.500	03/01/2028	05/27/2020	B	10,356
25,000	WA COP (Dept. of General Administration)[1]	5.500	10/01/2013	04/01/2009	A	25,082
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	04/01/2009	A	20,027
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	04/01/2009	A	30,035
10,000	WA COP (Whatcom Community College)[1]	5.250	10/01/2013	04/01/2009	A	10,173
2,045,000	WA EDFA (Lindal Cedar Homes)[1]	5.800	11/01/2017	05/01/2009	A	2,045,368
125,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.300	08/15/2014	09/20/2012	B	123,563
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.400	08/15/2023	12/21/2019	B	126,843
5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2014	12/01/2009	A	5,000
1,065,000	WA HFC[1]	5.000	06/01/2021	07/01/2009	B	1,065,362
10,000	WA HFC (Single Family)[1]	5.250	12/01/2017	06/01/2009	A	10,018
85,000	WA HFC (Single Family)[1]	5.350	06/01/2030	01/09/2028	B	83,619
30,000	WA HFC (Single Family)[1]	5.400	12/01/2024	06/01/2009	A	30,011
30,370,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	04/07/2013	B	27,670,411
2,210,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	07/14/2017	B	1,565,542

						35,002,712

West Virginia—0.1%
25,000	Harrison County, WV (Monangahela Power Company)[1]	6.750	08/01/2024	08/01/2024		24,456
275,000	Harrison County, WV (Monongahela Power Company)[1]	6.250	05/01/2023	05/01/2023		274,978
20,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	5.500	04/01/2029	04/01/2029		15,691
25,000	Pleasants County, WV Pollution Control (Potomac Edison Company)[1]	5.500	04/01/2029	04/01/2029		19,614
25,000	Pleasants County, WV Pollution Control (West Penn Power Company)[1]	5.500	04/01/2029	04/01/2029		19,614
F45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

West Virginia Continued
$1,790,000	WV Hsg. Devel. Fund[1]	5.250%		11/01/2018	05/01/2010	A	$1,790,644
30,000	WV Hsg. Devel. Fund[1]	5.300		11/01/2023	04/15/2010	B	29,999
50,000	WV Water Devel. Authority[1]	5.625		07/01/2030	06/10/2026	B	45,798

							2,220,794

Wisconsin—4.1%
2,085,000	Badger, WI Tobacco Asset Securitization Corp.[1]	6.000		06/01/2017	06/01/2012	A	2,327,694
25,110,000	Badger, WI Tobacco Asset Securitization Corp.[1]	6.125		06/01/2027	01/01/2015	B	27,160,483
28,070,000	Badger, WI Tobacco Asset Securitization Corp.[1]	6.375		06/01/2032	06/01/2012	A	31,465,347
515,000	Badger, WI Tobacco Asset Securitization Corp.[1]	7.000		06/01/2028	06/01/2012	A	586,884
125,000	Green Bay, WI Hsg. Authority (Moraine Ridge)[1]	6.150		12/01/2030	12/01/2014	A	125,265
85,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000		10/15/2017	10/15/2017		79,287
50,000	Kenosha, WI Hsg. Authority Multifamily Hsg. (Glaser Financial Group)[1]	6.000		11/20/2041	03/20/2037	B	46,626
240,000	Madison, WI Industrial Devel. (Madison Gas & Electric Company)[1]	5.875		10/01/2034	10/01/2034		226,994
100,000	Madison, WI Parking System[1]	5.600		02/01/2012	08/01/2009	A	100,203
40,000	Milwaukee County, WI Airport[1]	5.750		12/01/2025	12/01/2023	B	37,943
30,000	Milwaukee, WI Redevel. Authority (City Hall Square)[1]	6.300		08/01/2038	08/01/2009	A	30,035
25,000	Oak Creek, WI Hsg. Authority (Wood Creek)	5.139	[2]	01/20/2010	01/20/2010		23,978
20,000	WI GO1	5.000		05/01/2012	05/01/2009	A	20,032
400,000	WI GO1	5.300		05/01/2023	06/09/2021	B	389,192
120,000	WI H&EFA (Agnesian Healthcare/Waupun Memorial Hospital Obligated Group)[1]	6.000		07/01/2030	11/19/2026	B	113,060
25,000	WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)[1]	5.750		08/15/2016	09/01/2010	A	25,001
85,000	WI H&EFA (Marshfield Clinic)[1]	5.750		02/15/2027	01/31/2023	B	73,552
430,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500		12/01/2026	06/01/2009	A	430,366
3,685,000	WI H&EFA (United Health Group)[1]	5.500		12/15/2020	07/10/2019	B	3,565,827
525,000	WI H&EFA (Waukesha Memorial Hospital)[1]	5.250		08/15/2019	11/19/2026	B	498,493
135,000	WI Hsg. & EDA[1]	5.750		03/01/2010	03/01/2010		135,807
2,780,000	WI Hsg. & EDA[1]	5.800		09/01/2017	07/01/2009	A	2,837,407
145,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000		09/01/2036	08/03/2010	B	144,565
15,000	WI Hsg. & EDA, Series B1	5.300		11/01/2018	07/01/2009	A	15,006

							70,459,047
F46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Wyoming—0.0%
$435,000	Lincoln County, WY Pollution Control (PacifiCorp)[1]	5.625%	11/01/2021	11/01/2021		$430,200
15,000	WY Community Devel. Authority[1]	5.300	12/01/2017	06/01/2009	C	15,135
85,000	WY Community Devel. Authority[1]	5.600	06/01/2035	07/07/2032	B	81,505

						526,840

Total Municipal Bonds and Notes (Cost $2,018,082,573)						1,807,958,558

Shares

Common Stocks—0.0%
114	Delta Air Lines, Inc. (Cost $671)	642

Principal
Amount

Corporate Bonds and Notes—0.0%
$16,118	Delta Air Lines, Inc., Sr. Unsec. Nts.[1] (Cost $15,958)	8.000	12/01/2015	—	7,281

Total Investments, at Value (Cost $2,018,099,202)—105.8%					1,807,966,481
Liabilities in Excess of Other Assets—(5.8)					(99,445,752)

Net Assets—100.0%					$1,708,520,729

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.
1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4.	Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $30,677,845, which represents 1.79% of the Fund’s net assets. See Note 5 of accompanying Notes.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.	Issue is in default. See Note 1 of accompanying Notes.

7.	Non-income producing security.

8.	Represents the current interest rate for a variable or increasing rate security.
F47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$642	$—
Level 2—Other Significant Observable Inputs	1,782,878,367	—
Level 3—Significant Unobservable Inputs	25,087,472	—

Total	$1,807,966,481	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments

Value as of September 30, 2008	$32,685,170	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(7,647,698)	—
Accretion/(amortization) of premium/ discount[1]	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	50,000	—

Value as of March 31, 2009	$25,087,472	$—

1.	Included in net investment income for fixed income securities
F48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services
AHC	Aurora Healthcare
AHF	American Housing Foundation
AMCS	Aurora Medical Center of Sheboygan County
AUS	Allegheny United Hospital
BLMC	Bethesda Lutheran Medical Center
CC	Caritas Christi
CDA	Communities Devel. Authority
CH	Carney Hospital
CHHC	Community Health & Home Care
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DKH	Day Kimball Hospital
DRH	D.R. Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EAFC	Emery Air Freight Corp.
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EWA	Emery Worldwide Airlines
FHA	Federal Housing Agency/Authority
FMC	Flagstaff Medical Center
FNMA	Federal National Mortgage Assoc.
FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.
GNMA	Government National Mortgage Assoc.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities

HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFH	Holy Family Hospital
HMH	Hartford Memorial Hospital
HNE	Healthnet of New England
HSIR	Health Systems of Indian River
HSJH	HealthEast St. Joseph’s Hospital
HUHS	Hehnamann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
IHC	Intermountain Health Care
IRHS	Indian River Health Services
IRMH	Indian River Memorial Hospital
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
JHF	Jewish Hospital Foundation
JHHS	Jewish Hospital Healthcare Services
JHP	JH Properties
MCP	Medical College of Pennsylvania
NSU	Northeastern State University
NYC	New York City
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SEAM	Sociedad Espanola de Auxilio Mutuo
SEMCB	St. Elizabeth’s Medical Center of Boston
SLMC	St. Luke’s Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
VRHS	Valley Regional Health System
See accompanying Notes to Financial Statements.
F49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2009

Assets
Investments, at value (cost $2,018,099,202)—see accompanying statement of investments	$1,807,966,481
Cash	1,335,515
Receivables and other assets:
Interest	35,098,217
Shares of beneficial interest sold	4,751,800
Investments sold	1,857,111
Other	1,406,840

Total assets	1,852,415,964

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	92,715,000
Payable on borrowings (See Note 6)	41,600,000
Shares of beneficial interest redeemed	5,650,235
Dividends	1,804,080
Distribution and service plan fees	1,027,419
Investments purchased	684,007
Transfer and shareholder servicing agent fees	95,663
Interest expense on borrowings	52,985
Shareholder communications	39,664
Trustees’ compensation	11,586
Other	214,596

Total liabilities	143,895,235

Net Assets	$1,708,520,729

Composition of Net Assets
Par value of shares of beneficial interest	$129,785
Additional paid-in capital	1,975,464,772
Accumulated net investment income	12,150,641
Accumulated net realized loss on investments	(69,091,748)
Net unrealized depreciation on investments	(210,132,721)

Net Assets	$1,708,520,729

F50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,186,932,912 and 90,074,367 shares of beneficial interest outstanding)	$13.18
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$13.66
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $45,010,712 and 3,418,666 shares of beneficial interest outstanding)	$13.17
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $476,577,105 and 36,292,425 shares of beneficial interest outstanding)	$13.13
See accompanying Notes to Financial Statements.
F51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Investment Income
Interest	$57,455,573

Expenses
Management fees	3,426,930
Distribution and service plan fees:
Class A	1,418,146
Class B	242,066
Class C	2,321,063
Transfer and shareholder servicing agent fees:
Class A	349,192
Class B	29,219
Class C	154,809
Shareholder communications:
Class A	5,421
Class B	882
Class C	7,791
Interest expense and fees on short-term floating rate notes issued (See Note 1)	2,071,815
Borrowing fees	1,683,390
Interest expense on borrowings	403,610
Trustees’ compensation	19,286
Custodian fees and expenses	12,298
Accounting service fees	6,000
Other	247,333

Total expenses	12,399,251
Less reduction to custodian expenses	(4,657)

Net expenses	12,394,594

Net Investment Income	45,060,979

Realized and Unrealized Loss
Net realized loss on investments	(45,680,463)
Net change in unrealized depreciation on investments	(76,095,548)

Net Decrease in Net Assets Resulting from Operations	$(76,715,032)

See accompanying Notes to Financial Statements.
F52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$45,060,979	$87,109,232
Net realized loss	(45,680,463)	(20,970,788)
Net change in unrealized depreciation	(76,095,548)	(162,519,351)

Net decrease in net assets resulting from operations	(76,715,032)	(96,380,907)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(30,776,474)	(57,878,033)
Class B	(1,106,625)	(2,572,886)
Class C	(10,793,556)	(20,434,406)

	(42,676,655)	(80,885,325)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	15,753,228	133,959,851
Class B	(9,148,568)	(11,907,871)
Class C	(360,081)	31,114,192

	6,244,579	153,166,172

Net Assets
Total decrease	(113,147,108)	(24,100,060)
Beginning of period	1,821,667,837	1,845,767,897

End of period (including accumulated net investment income of $12,150,641 and $9,766,317, respectively)	$1,708,520,729	$1,821,667,837

See accompanying Notes to Financial Statements.
F53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2009

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(76,715,032)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(178,216,959)
Proceeds from disposition of investment securities	182,146,906
Short-term investment securities, net	9,469,437
Premium amortization	3,860,364
Discount accretion	(3,727,843)
Net realized loss on investments	45,680,463
Net change in unrealized depreciation on investments	76,095,548
Increase in interest receivable	(63,929)
Decrease in receivable for securities sold	46,273,932
Increase in other assets	(1,244,176)
Decrease in payable for securities purchased	(72,237,526)
Decrease in payable for accrued expenses	(190,585)

Net cash provided by operating activities	31,130,600

Cash Flows from Financing Activities
Proceeds from bank borrowings	444,000,000
Payments on bank borrowings	(436,700,000)
Payments on short-term floating rate notes issued	(765,000)
Proceeds from shares sold	433,515,187
Payments on shares redeemed	(458,453,002)
Cash distributions paid	(14,083,119)

Net cash used in financing activities	(32,485,934)
Net decrease in cash	(1,355,334)
Cash, beginning balance	2,690,849

Cash, ending balance	$1,335,515

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $28,209,441.
Cash paid for interest on bank borrowings—$464,153.
Cash paid for interest on short-term floating rate notes issued—$2,071,815.
See accompanying Notes to Financial Statements.
F54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.11	$15.53	$15.91	$15.85	$15.18	$14.70

Income (loss) from investment operations:
Net investment income	.37[1]	.74[1]	.69[1]	.68[1]	.69[1]	.73
Net realized and unrealized gain (loss)	(.95)	(1.47)	(.39)	.05	.68	.51

Total from investment operations	(.58)	(.73)	.30	.73	1.37	1.24

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.69)	(.68)	(.67)	(.70)	(.76)

Net asset value, end of period	$13.18	$14.11	$15.53	$15.91	$15.85	$15.18

Total Return, at Net Asset Value[2]	(4.04)%	(4.86)%	1.88%	4.70%	9.17%	8.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,186,933	$1,252,931	$1,239,709	$1,259,280	$943,010	$491,985

Average net assets (in thousands)	$1,145,954	$1,259,577	$1,272,585	$1,122,551	$691,251	$371,845

Ratios to average net assets:[3]
Net investment income	5.68%	4.93%	4.36%	4.34%	4.41%	4.94%
Expenses excluding interest and fees from short-term floating rate notes issued	1.01%	0.93%	0.90%	0.89%	0.93%	0.96%
Interest and fees from short-term floating rate notes issued[4]	0.25%	0.22%	0.28%	0.25%	0.16%	0.11%

Total expenses	1.26%	1.15%	1.18%	1.14%	1.09%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.26%	1.14%	1.18%	1.14%	1.08%	1.07%

Portfolio turnover rate	13%	49%	16%	19%	20%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.10	$15.51	$15.90	$15.84	$15.17	$14.69

Income (loss) from investment operations:
Net investment income	.32 [1]	.62 [1]	.57 [1]	.56 [1]	.58 [1]	.63
Net realized and unrealized gain (loss)	(.95)	(1.46)	(.41)	.04	.67	.50

Total from investment operations	(.63)	(.84)	.16	.60	1.25	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.57)	(.55)	(.54)	(.58)	(.65)

Net asset value, end of period	$13.17	$14.10	$15.51	$15.90	$15.84	$15.17

Total Return, at Net Asset Value[2]	(4.44)%	(5.56)%	1.03%	3.90%	8.34%	7.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,011	$58,024	$76,085	$95,056	$105,404	$95,267

Average net assets (in thousands)	$48,646	$67,746	$85,328	$101,464	$101,504	$84,577

Ratios to average net assets:[3]
Net investment income	4.87%	4.14%	3.59%	3.59%	3.70%	4.21%
Expenses excluding interest and fees from short-term floating rate notes issued	1.82%	1.73%	1.68%	1.67%	1.69%	1.72%
Interest and fees from short-term floating rate notes issued[4]	0.25%	0.22%	0.28%	0.25%	0.16%	0.11%

Total expenses	2.07%	1.95%	1.96%	1.92%	1.85%	1.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.07%	1.94%	1.96%	1.92%	1.85%	1.83%

Portfolio turnover rate	13%	49%	16%	19%	20%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.06	$15.48	$15.86	$15.81	$15.14	$14.66

Income (loss) from investment operations:
Net investment income	0.32 [1]	.63 [1]	.57 [1]	.57 [1]	.57 [1]	.63
Net realized and unrealized gain (loss)	(.95)	(1.47)	(.39)	.03	.68	.50

Total from investment operations	(.63)	(.84)	.18	.60	1.25	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.58)	(.56)	(.55)	(.58)	(.65)

Net asset value, end of period	$13.13	$14.06	$15.48	$15.86	$15.81	$15.14

Total Return, at Net Asset Value[2]	(4.42)%	(5.60)%	1.13%	3.87%	8.38%	7.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$476,577	$510,713	$529,974	$566,254	$522,684	$306,784

Average net assets (in thousands)	$465,942	$529,924	$551,823	$557,832	$406,498	$243,380

Ratios to average net assets:[3]
Net investment income	4.93%	4.18%	3.62%	3.60%	3.68%	4.20%
Expenses excluding interest and fees from short-term floating rate notes issued	1.77%	1.69%	1.65%	1.64%	1.66%	1.69%
Interest and fees from short-term floating rate notes issued[4]	0.25%	0.22%	0.28%	0.25%	0.16%	0.11%

Total expenses	2.02%	1.91%	1.93%	1.89%	1.82%	1.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.02%	1.90%	1.93%	1.89%	1.82%	1.80%

Portfolio turnover rate	13%	49%	16%	19%	20%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is
F58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the
F59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $92,312,264 as of March 31, 2009, which represents 4.98% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At March 31, 2009, municipal bond holdings with a value of $149,036,895 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $92,715,000 in short-term floating rate notes issued and outstanding at that date.
At March 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$12,035,000	AZ Health Facilities Authority ROLs[3]	12.803%	1/1/30	$11,931,018
9,090,000	FL HFC ROLs[3]	8.482	1/1/37	8,803,938
7,425,000	GA George L. Smith II World Congress Center Authority ROLs[3]	10.879	7/1/20	7,457,967
F60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$4,710,000	RI Student Loan Authority ROLs	17.423%	12/1/23	$4,384,351
8,830,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	8.954	12/1/38	8,805,364
4,645,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.076	6/1/39	4,683,182
4,210,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs	9.464	12/1/38	4,164,827
2,935,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	18.108	6/1/39	2,822,707
3,260,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	16.913	6/1/39	3,268,541

				$56,321,895

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F49 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $56,140,000.
F61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $6,287,710, representing 0.37% of the Fund’s net assets, were in default.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2008, the Fund had available for federal income tax purposes post-October losses of $20,713,770 and unused capital loss carryforwards as follows:

Expiring

2012	$662,053
2015	70,040
2016	2,094,523

Total	$2,826,616

As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $69,220,849 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends
F62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,023,337,280

Gross unrealized appreciation	$22,898,974
Gross unrealized depreciation	(238,269,773)

Net unrealized depreciation	$(215,370,799)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption
F63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	24,605,461	$320,435,552	47,552,005	$718,655,734
Dividends and/or distributions reinvested	1,659,033	21,589,448	2,719,208	40,874,240
Redeemed	(24,986,870)	(326,271,772)	(41,319,485)	(625,570,123)

Net increase	1,277,624	$15,753,228	8,951,728	$133,959,851

Class B
Sold	521,427	$6,833,314	657,208	$9,834,214
Dividends and/or distributions reinvested	52,855	687,059	108,002	1,625,197
Redeemed	(1,271,189)	(16,668,941)	(1,553,817)	(23,367,282)

Net decrease	(696,907)	$(9,148,568)	(788,607)	$(11,907,871)

F64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class C
Sold	8,059,282	$104,742,870	13,081,024	$196,909,202
Dividends and/or distributions reinvested	457,430	5,932,934	729,699	10,931,096
Redeemed	(8,541,236)	(111,035,885)	(11,737,339)	(176,726,106)

Net increase (decrease)	(24,524)	$(360,081)	2,073,384	$31,114,192

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$178,216,959	$182,146,906
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $524,218 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect
F65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class C shares were $11,015,572. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2009	$266,348	$34,575	$48,242	$63,803
Waivers and Reimbursements of Expenses. Effective April 1, 2009, the Manager has agreed to voluntarily waive the advisory fee by 0.06% of the Funds average daily net assets through March 31, 2010. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to
F66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.8403% as of March 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 31, 2009 equal 0.25% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 31, 2009, the Fund had borrowings outstanding at an interest rate of 0.8403%. Details of the borrowings for the six months ended March 31, 2009 are as follows:

Average Daily Loan Balance	$42,062,637
Average Daily Interest Rate	2.275%
Fees Paid	$2,931,854
Interest Paid	$464,153
F67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have
F68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
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F70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)      (1) Not applicable to semiannual reports.
           (2) Exhibits attached hereto.
           (3) Not applicable.
(b)      Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Municipal Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	05/14/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	05/14/2009